Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Index Portfolio
September 30, 2023
VIIP-NPRT3-1123
1.9887326.105
Common Stocks - 95.5%
	Shares	Value ($)
Australia - 5.0%
AGL Energy Ltd.	11,376	78,481
Allkem Ltd. (a)	11,308	85,501
ALS Ltd.	9,270	68,363
Altium Ltd.	2,301	63,926
Alumina Ltd.	43,162	26,502
AMP Ltd.	55,442	44,736
Ampol Ltd.	4,502	97,836
Ansell Ltd.	2,418	34,404
ANZ Group Holdings Ltd.	56,498	926,661
APA Group unit	22,254	118,758
Aristocrat Leisure Ltd.	12,324	323,684
ASX Ltd.	3,645	133,864
Atlas Arteria Ltd. unit	23,065	82,008
Aurizon Holdings Ltd.	34,909	78,332
Bank of Queensland Ltd.	12,270	45,283
Bendigo & Adelaide Bank Ltd.	10,570	60,688
BHP Group Ltd.	95,365	2,713,186
BlueScope Steel Ltd.	8,686	108,566
Brambles Ltd.	26,063	239,963
carsales.com Ltd.	7,111	127,742
Challenger Ltd.	11,237	46,383
Charter Hall Group unit	8,742	53,340
Cleanaway Waste Management Ltd.	42,594	66,548
Cochlear Ltd.	1,232	202,243
Coles Group Ltd.	25,231	252,419
Commonwealth Bank of Australia	31,732	2,039,597
Computershare Ltd.	10,780	179,929
DEXUS Property Group unit	20,346	95,495
Dominos Pizza Enterprises Ltd.	1,208	41,304
EBOS Group Ltd.	3,072	62,969
Endeavour Group Ltd.	25,801	87,423
Evolution Mining Ltd.	34,898	73,820
Flutter Entertainment PLC (a)	359	58,650
Flutter Entertainment PLC (Ireland) (a)	2,526	413,678
Fortescue Metals Group Ltd.	31,878	428,775
Glencore PLC	189,684	1,080,158
Goodman Group unit	32,157	443,486
IDP Education Ltd.	3,861	53,074
IGO Ltd.	12,664	103,082
Iluka Resources Ltd.	7,946	39,236
Incitec Pivot Ltd.	37,130	74,960
Insurance Australia Group Ltd.	46,002	167,997
JB Hi-Fi Ltd.	2,020	58,990
Lendlease Group unit	13,199	60,932
Liontown Resources Ltd. (a)(b)	34,630	65,460
Lynas Rare Earths Ltd. (a)	17,816	76,942
Macquarie Group Ltd.	6,836	737,208
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	32
Medibank Private Ltd.	51,754	114,467
Metcash Ltd.	18,102	43,994
Mineral Resources Ltd.	3,208	139,493
Mirvac Group unit	74,243	101,675
National Australia Bank Ltd.	59,063	1,096,466
Newcrest Mining Ltd.	16,824	265,233
NEXTDC Ltd. (a)	9,779	77,901
Nine Entertainment Co. Holdings Ltd.	26,961	35,536
Northern Star Resources Ltd.	21,630	145,467
Orica Ltd.	8,649	86,694
Origin Energy Ltd.	32,343	182,580
Orora Ltd.	28,230	49,914
Pilbara Minerals Ltd.	49,110	135,774
Qantas Airways Ltd. (a)	16,410	54,653
QBE Insurance Group Ltd.	28,057	283,397
Qube Holdings Ltd.	32,713	60,364
Ramsay Health Care Ltd.	3,511	117,091
REA Group Ltd.	977	96,938
Reece Ltd.	4,042	48,416
Rio Tinto Ltd.	6,994	510,611
Rio Tinto PLC	19,973	1,254,154
Santos Ltd.	61,800	311,536
Scentre Group unit	97,254	153,822
SEEK Ltd.	6,764	95,981
Sonic Healthcare Ltd.	8,809	168,780
South32 Ltd.	85,941	185,564
Steadfast Group Ltd.	19,864	72,032
Stockland Corp. Ltd. unit	44,898	113,159
Suncorp Group Ltd.	23,748	213,305
Telstra Group Ltd.	75,936	187,969
The GPT Group	36,239	90,869
The Lottery Corp. Ltd.	41,811	126,885
Transurban Group unit	58,023	473,412
Treasury Wine Estates Ltd.	13,642	108,148
Vicinity Centres unit	73,502	80,103
Washington H. Soul Pattinson & Co. Ltd.	4,630	97,016
Wesfarmers Ltd.	21,333	725,031
Westpac Banking Corp.	66,041	898,051
Whitehaven Coal Ltd.	16,446	75,181
WiseTech Global Ltd.	3,313	138,563
Woodside Energy Group Ltd.	35,731	830,784
Woolworths Group Ltd.	22,927	550,131
WorleyParsons Ltd.	7,092	79,386
TOTAL AUSTRALIA		23,199,140
Austria - 0.2%
ams-OSRAM AG (a)	4,804	22,652
Andritz AG	1,332	67,343
BAWAG Group AG (c)	1,537	70,622
CA Immobilien Anlagen AG	869	28,849
Erste Group Bank AG	6,706	232,691
Immofinanz AG (a)(d)	1,102	0
Lenzing AG (a)	360	14,787
Mondi PLC	9,135	152,974
Oesterreichische Post AG	575	18,876
OMV AG	2,704	129,561
Raiffeisen International Bank-Holding AG (a)	2,564	37,436
UNIQA Insurance Group AG	2,844	23,032
Verbund AG	600	48,877
Voestalpine AG	2,051	56,032
Wienerberger AG	2,119	53,857
TOTAL AUSTRIA		957,589
Belgium - 0.6%
Ackermans & Van Haaren SA	431	65,207
Aedifica SA	868	49,418
Ageas	3,358	138,566
Anheuser-Busch InBev SA NV	18,640	1,033,330
Cofinimmo SA	579	39,728
D'ieteren Group	420	71,003
Elia Group SA/NV	687	67,295
Euronav NV	2,698	43,814
Galapagos NV (a)	913	31,438
Groupe Bruxelles Lambert SA	1,824	136,070
KBC Group NV	6,363	397,851
Lotus Bakeries SA	8	65,042
Sofina SA	291	59,009
Solvay SA Class A	1,371	151,979
UCB SA	2,373	194,537
Umicore SA	3,917	92,741
Warehouses de Pauw	2,859	70,852
TOTAL BELGIUM		2,707,880
Brazil - 1.3%
3R Petroleum Oleo e Gas SA (a)	3,784	23,774
Aliansce Sonae Shopping Centers SA	7,100	31,908
Ambev SA	83,000	216,477
Atacadao SA	9,500	16,821
B3 SA - Brasil Bolsa Balcao	109,500	267,729
Banco Bradesco SA	28,394	71,514
Banco BTG Pactual SA unit	21,600	133,513
Banco do Brasil SA	26,900	252,488
BB Seguridade Participacoes SA	12,900	80,096
BRF SA (a)	11,800	23,921
CCR SA	20,600	52,826
Centrais Eletricas Brasileiras SA (Electrobras)	23,286	170,897
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	6,500	78,920
Companhia Paranaense de Energia-COPEL	4,500	39,830
Companhia Siderurgica Nacional SA (CSN)	11,600	28,016
Compania de Saneamento do Parana	4,500	20,465
Cosan SA	22,100	75,359
Embraer SA (a)	13,100	44,878
Energisa SA unit	5,200	48,363
Eneva SA (a)	23,400	56,143
ENGIE Brasil Energia SA	4,950	40,799
Equatorial Energia SA	16,393	104,557
Hapvida Participacoes e Investimentos SA (a)(c)	94,400	88,267
Hypera SA (a)	7,600	56,155
Itausa-Investimentos Itau SA	1,323	2,379
Klabin SA unit	15,900	75,316
Localiza Rent a Car SA	15,586	181,579
Localiza Rent a Car SA rights 11/10/23 (a)	114	363
Lojas Renner SA (a)	18,197	48,510
Magazine Luiza SA (a)	52,720	22,235
Multiplan Empreendimentos Imobiliarios SA (a)	5,200	25,418
Natura & Co. Holding SA	15,793	45,746
Nu Holdings Ltd. (a)	43,395	314,614
PagSeguro Digital Ltd. (a)	3,791	32,641
Petroleo Brasileiro SA - Petrobras (ON)	68,600	517,105
Prio SA (a)	12,700	118,851
Raia Drogasil SA	21,116	116,029
Rede D'Oregon Sao Luiz SA (c)	16,399	82,900
Rumo SA	21,100	95,792
Sendas Distribuidora SA	22,000	53,221
StoneCo Ltd. Class A (a)	4,929	52,592
Suzano Papel e Celulose SA	14,479	156,354
Telefonica Brasil SA (a)	8,000	68,723
TIM SA	15,500	45,915
Totvs SA	8,300	44,583
Transmissora Alianca de Energia Eletrica SA	4,100	28,190
Ultrapar Participacoes SA	13,500	50,358
Vale SA	68,301	918,280
Vibra Energia SA (a)	22,200	83,561
Weg SA	27,600	199,153
Wheaton Precious Metals Corp.	8,514	345,512
XP, Inc. (depository receipt)	4,964	114,408
Yara International ASA	3,086	116,930
TOTAL BRAZIL		5,980,974
Cameroon - 0.0%
Golar LNG Ltd.	1,852	44,930
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	9,301	422,645
Air Canada (a)	6,327	90,276
Alamos Gold, Inc.	7,453	84,064
Algonquin Power & Utilities Corp. (b)	13,019	77,064
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	14,214	721,871
AltaGas Ltd.	5,315	101,937
ARC Resources Ltd. (b)	11,494	183,464
ATCO Ltd. Class I (non-vtg.)	1,413	35,787
B2Gold Corp.	23,024	66,110
Bank of Montreal	13,434	1,133,273
Bank of Nova Scotia	22,559	1,011,148
Barrick Gold Corp. (Canada)	33,048	480,057
BCE, Inc.	5,655	215,875
BlackBerry Ltd. (a)	9,683	45,840
Bombardier, Inc. Class B (sub. vtg.) (a)	1,655	57,707
Brookfield Asset Management Ltd. Class A	6,741	224,626
Brookfield Corp. (Canada) Class A	26,819	838,581
Brookfield Infrastructure Corp. Class A	1,811	64,027
CAE, Inc. (a)	5,961	139,167
Cameco Corp.	8,138	322,884
Canadian Imperial Bank of Commerce	17,189	663,515
Canadian National Railway Co.	11,232	1,216,356
Canadian Natural Resources Ltd.	20,628	1,334,043
Canadian Pacific Kansas City Ltd.	17,526	1,302,724
Canadian Tire Ltd. Class A (non-vtg.)	1,007	108,281
Canadian Utilities Ltd. Class A (non-vtg.)	2,251	47,564
CCL Industries, Inc. Class B	2,762	115,930
Cenovus Energy, Inc. (Canada)	25,819	537,575
CGI, Inc. Class A (sub. vtg.) (a)	3,929	387,274
Constellation Software, Inc.	371	765,919
Constellation Software, Inc. warrants 8/22/28 (a)(d)	363	0
Descartes Systems Group, Inc. (Canada) (a)	1,600	117,433
Dollarama, Inc.	5,370	369,979
Element Fleet Management Corp.	7,357	105,568
Emera, Inc.	5,124	178,892
Empire Co. Ltd. Class A (non-vtg.)	2,948	80,198
Enbridge, Inc.	38,121	1,264,385
Fairfax Financial Holdings Ltd. (sub. vtg.)	425	346,937
Finning International, Inc.	2,831	83,497
FirstService Corp.	739	107,489
Fortis, Inc.	9,129	346,744
Franco-Nevada Corp.	3,611	482,078
George Weston Ltd.	1,208	133,967
GFL Environmental, Inc.	3,832	121,682
Gibson Energy, Inc.	2,625	37,551
Gildan Activewear, Inc.	3,380	94,737
Great-West Lifeco, Inc.	5,072	145,112
Hydro One Ltd. (c)	5,985	152,374
iA Financial Corp., Inc.	1,939	121,629
Imperial Oil Ltd.	3,292	202,767
Intact Financial Corp.	3,299	480,963
Ivanhoe Mines Ltd. (a)	10,823	92,752
Keyera Corp.	4,323	101,499
Kinross Gold Corp.	23,110	105,320
Loblaw Companies Ltd.	2,839	241,208
Magna International, Inc. Class A (sub. vtg.)	5,008	268,384
Manulife Financial Corp. (b)	34,758	635,151
MEG Energy Corp. (a)	4,922	95,777
Methanex Corp.	1,284	57,864
Metro, Inc.	4,372	227,058
National Bank of Canada	6,359	422,435
Northland Power, Inc.	4,779	77,829
Nutrien Ltd.	9,342	576,924
Nuvei Corp. (Canada) (c)	1,179	17,682
Onex Corp. (sub. vtg.)	1,292	75,936
Open Text Corp.	5,087	178,537
Pan American Silver Corp.	6,870	99,440
Parkland Corp.	3,329	97,376
Pembina Pipeline Corp.	10,367	311,716
Power Corp. of Canada (sub. vtg.)	10,584	269,461
Quebecor, Inc. Class B (sub. vtg.)	2,842	60,910
Restaurant Brands International, Inc.	5,859	390,169
RioCan (REIT) (b)	2,702	35,947
Rogers Communications, Inc. Class B (non-vtg.)	6,991	268,419
Royal Bank of Canada	26,188	2,288,618
Saputo, Inc.	4,625	96,705
Shopify, Inc. Class A (a)	22,574	1,232,201
SNC-Lavalin Group, Inc.	3,311	110,452
SSR Mining, Inc.	3,849	51,122
Stantec, Inc.	2,079	134,896
Sun Life Financial, Inc.	11,038	538,552
Suncor Energy, Inc.	24,628	846,953
TC Energy Corp.	19,252	662,073
Teck Resources Ltd. Class B (sub. vtg.)	8,493	365,544
TELUS Corp.	8,918	145,629
TFI International, Inc. (Canada)	1,469	188,664
The Toronto-Dominion Bank	34,467	2,076,521
Thomson Reuters Corp.	2,820	344,982
TMX Group Ltd.	5,227	112,333
Toromont Industries Ltd.	1,550	126,237
Tourmaline Oil Corp. (b)	5,994	301,631
Tricon Residential, Inc.	5,270	38,955
West Fraser Timber Co. Ltd.	1,127	81,821
Whitecap Resources, Inc.	11,456	96,742
WSP Global, Inc.	2,340	330,262
TOTAL CANADA		32,648,253
Chile - 0.1%
Antofagasta PLC	6,502	113,364
Banco de Chile	826,472	84,159
Banco de Credito e Inversiones	1,288	32,982
Banco de Credito e Inversiones rights 10/21/23 (a)	189	151
Banco Santander Chile	1,156,893	53,571
Cencosud SA	24,404	46,273
Compania Cervecerias Unidas SA	2,321	14,751
Compania Sud Americana de Vapores SA	263,519	15,806
Empresas CMPC SA	20,402	37,562
Empresas COPEC SA	6,932	49,144
Enel Americas SA (a)	369,875	42,455
Enel Chile SA	465,030	28,258
Falabella SA	14,150	31,620
Lundin Mining Corp.	12,682	94,584
Parque Arauco SA	12,416	17,954
TOTAL CHILE		662,634
China - 6.5%
AAC Technology Holdings, Inc.	14,000	23,956
Agricultural Bank of China Ltd. (H Shares)	579,000	215,897
Airtac International Group	3,092	93,994
Akeso, Inc. (a)(c)	9,000	41,374
Alibaba Group Holding Ltd. (a)	291,056	3,155,683
Alibaba Health Information Technology Ltd. (a)	80,000	49,853
Aluminum Corp. of China Ltd. (H Shares)	74,000	41,390
Anhui Conch Cement Co. Ltd. (H Shares)	22,000	58,575
Anta Sports Products Ltd.	23,400	263,405
Autohome, Inc. ADR Class A	1,092	33,142
Baidu, Inc. Class A (a)	42,690	718,501
Bank of China Ltd. (H Shares)	1,464,000	510,026
Bank of Communications Co. Ltd. (H Shares)	402,000	243,327
BeiGene Ltd. (a)	16,154	222,876
Bilibili, Inc. Class Z (a)	4,462	61,490
BOC Hong Kong (Holdings) Ltd.	67,500	184,891
BYD Co. Ltd. (H Shares)	16,293	501,991
BYD Electronic International Co. Ltd.	14,000	63,824
CGN Power Co. Ltd. (H Shares) (c)	210,000	54,438
China CITIC Bank Corp. Ltd. (H Shares)	173,000	80,414
China Coal Energy Co. Ltd. (H Shares)	40,000	31,363
China Conch Venture Holdings Ltd.	29,000	24,738
China Construction Bank Corp. (H Shares)	1,856,000	1,043,355
China Everbright International Ltd.	69,000	23,790
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	50,000	3,576
China Feihe Ltd. (c)	59,000	34,808
China Galaxy Securities Co. Ltd. (H Shares)	64,500	33,276
China Gas Holdings Ltd.	55,200	52,092
China Hongqiao Group Ltd.	37,000	36,240
China International Capital Corp. Ltd. (H Shares) (c)	28,000	51,345
China Life Insurance Co. Ltd. (H Shares)	140,000	218,109
China Literature Ltd. (a)(c)	7,400	27,073
China Longyuan Power Grid Corp. Ltd. (H Shares)	62,000	53,996
China Medical System Holdings Ltd.	24,000	36,348
China Mengniu Dairy Co. Ltd.	57,000	191,069
China Merchants Bank Co. Ltd. (H Shares)	62,000	258,896
China Merchants Holdings International Co. Ltd.	26,353	32,811
China Minsheng Banking Corp. Ltd. (H Shares)	127,300	43,566
China National Building Materials Co. Ltd. (H Shares)	86,000	45,136
China Overseas Land and Investment Ltd.	70,000	145,168
China Pacific Insurance (Group) Co. Ltd. (H Shares)	44,000	110,127
China Petroleum & Chemical Corp. (H Shares)	466,000	254,692
China Power International Development Ltd.	94,000	34,210
China Railway Group Ltd. (H Shares)	81,000	41,788
China Resource Gas Group Ltd.	16,900	49,528
China Resources Beer Holdings Co. Ltd.	30,000	164,539
China Resources Land Ltd.	54,000	215,146
China Resources Mixc Lifestyle Services Ltd. (c)	11,045	44,570
China Resources Power Holdings Co. Ltd.	34,000	64,866
China Shenhua Energy Co. Ltd. (H Shares)	63,500	205,965
China State Construction International Holdings Ltd.	34,000	35,776
China Taiping Insurance Group Ltd.	27,400	27,292
China Tower Corp. Ltd. (H Shares) (c)	888,000	85,047
China Vanke Co. Ltd. (H Shares)	40,800	45,015
ChinaSoft International Ltd.	50,000	35,628
Chow Tai Fook Jewellery Group Ltd.	40,600	61,178
CITIC Pacific Ltd.	121,000	111,251
CITIC Securities Co. Ltd. (H Shares)	25,675	52,065
Cmoc Group Ltd. (H Shares)	66,000	42,393
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	63,000	64,601
Country Garden Holdings Co. Ltd. (a)(b)	196,129	22,791
Country Garden Services Holdings Co. Ltd.	35,000	36,113
CRRC Corp. Ltd. (H Shares)	84,000	40,547
CSPC Pharmaceutical Group Ltd.	156,400	114,382
Daqo New Energy Corp. ADR (a)	1,058	32,026
ENN Energy Holdings Ltd.	14,400	119,526
ESR Group Ltd. (c)	44,600	62,649
Far East Horizon Ltd.	35,000	25,208
Full Truck Alliance Co. Ltd. ADR (a)	11,483	80,840
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	11,200	51,345
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	7,880	32,351
GCL Technology Holdings Ltd.	348,000	64,881
Geely Automobile Holdings Ltd.	93,000	109,734
Genscript Biotech Corp. (a)	20,000	52,739
GF Securities Co. Ltd. (H Shares)	19,200	25,793
Great Wall Motor Co. Ltd. (H Shares) (b)	44,000	52,479
Guangdong Investment Ltd.	54,000	41,236
Guangzhou Automobile Group Co. Ltd. (H Shares)	52,800	26,093
H World Group Ltd. (a)	26,400	103,817
Haidilao International Holding Ltd. (c)	22,000	58,997
Haier Smart Home Co. Ltd.	43,600	136,275
Haitong Securities Co. Ltd. (H Shares)	51,200	30,729
Hansoh Pharmaceutical Group Co. Ltd. (c)	20,000	27,225
Hengan International Group Co. Ltd.	12,000	38,233
Hua Hong Semiconductor Ltd. (a)(c)	11,000	27,869
Huatai Securities Co. Ltd. (H Shares) (c)	28,400	36,266
Hygeia Healthcare Holdings Co. (c)	6,600	36,999
Industrial & Commercial Bank of China Ltd. (H Shares)	1,340,000	642,719
Innovent Biologics, Inc. (a)(c)	22,000	107,458
iQIYI, Inc. ADR (a)	8,854	41,968
JD Health International, Inc. (a)(c)	19,800	102,654
JD Logistics, Inc. (a)(c)	35,500	45,106
JD.com, Inc. Class A	46,304	673,669
JinkoSolar Holdings Co. Ltd. ADR (b)	705	21,411
Kanzhun Ltd. ADR (a)	3,748	56,857
KE Holdings, Inc. ADR	12,748	197,849
Kingboard Chemical Holdings Ltd.	11,500	25,817
Kingdee International Software Group Co. Ltd. (a)	53,000	65,244
Kingsoft Corp. Ltd.	17,600	63,829
Kuaishou Technology Class B (a)(c)	36,900	296,154
Kunlun Energy Co. Ltd.	74,000	63,785
Lenovo Group Ltd.	140,000	144,274
Li Auto, Inc. Class A (a)	21,260	379,398
Li Ning Co. Ltd.	44,000	185,137
Longfor Properties Co. Ltd. (c)	32,947	59,239
Meituan Class B (a)(c)	89,930	1,301,844
Microport Scientific Corp. (a)	13,500	20,411
Minth Group Ltd.	14,000	36,024
NetEase, Inc.	34,505	691,868
New China Life Insurance Co. Ltd. (H Shares)	15,700	37,852
New Oriental Education & Technology Group, Inc. (a)	28,110	166,353
NIO, Inc. sponsored ADR (a)(b)	26,735	241,684
Nongfu Spring Co. Ltd. (H Shares) (c)	33,200	190,781
PDD Holdings, Inc. ADR (a)	10,232	1,003,452
People's Insurance Co. of China Group Ltd. (H Shares)	152,000	54,543
PetroChina Co. Ltd. (H Shares)	398,000	299,861
PICC Property & Casualty Co. Ltd. (H Shares)	130,000	167,004
Ping An Insurance Group Co. of China Ltd. (H Shares)	116,500	660,747
Pop Mart International Group Ltd. (c)	13,600	40,205
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	148,000	74,841
Prosus NV	47,687	1,405,147
Qifu Technology, Inc. ADR	2,755	42,317
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	45,200	39,711
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	8,500	19,972
Shenzhou International Group Holdings Ltd.	15,000	143,661
Silergy Corp.	6,000	56,904
Sinopharm Group Co. Ltd. (H Shares)	24,800	71,889
SITC International Holdings Co. Ltd.	24,000	40,332
Smoore International Holdings Ltd. (c)	31,000	28,146
Sunny Optical Technology Group Co. Ltd.	13,400	93,600
TAL Education Group ADR (a)	9,562	87,110
Tencent Holdings Ltd.	113,700	4,407,462
Tencent Music Entertainment Group ADR (a)	11,892	75,871
Tingyi (Cayman Islands) Holding Corp.	36,000	50,293
Tongcheng Travel Holdings Ltd. (a)	19,600	43,050
Topsports International Holdings Ltd. (c)	51,000	38,750
Trip.com Group Ltd. (a)	10,010	352,818
Tsingtao Brewery Co. Ltd. (H Shares)	10,000	81,855
Vipshop Holdings Ltd. ADR (a)	6,233	99,790
Want Want China Holdings Ltd.	93,000	60,686
Weichai Power Co. Ltd. (H Shares)	37,000	50,367
Wharf Holdings Ltd.	23,000	57,684
Wilmar International Ltd.	59,000	160,988
WuXi AppTec Co. Ltd. (H Shares) (c)	7,452	89,213
Wuxi Biologics (Cayman), Inc. (a)(c)	67,000	389,394
Xiaomi Corp. Class B (a)(c)	272,400	429,248
Xinyi Solar Holdings Ltd.	87,236	65,280
XPeng, Inc. Class A (a)	20,694	189,090
Yadea Group Holdings Ltd. (c)	22,000	40,848
Yangzijiang Shipbuilding Holdings Ltd.	50,900	61,810
Yankuang Energy Group Co. Ltd. (H Shares)	40,000	75,597
Yum China Holdings, Inc.	7,861	438,015
Zai Lab Ltd. (a)	14,100	34,504
Zhaojin Mining Industry Co. Ltd. (H Shares)	26,000	36,256
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	11,500	33,923
Zhongsheng Group Holdings Ltd. Class H	11,000	30,973
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	10,100	34,952
Zijin Mining Group Co. Ltd. (H Shares)	108,000	165,221
ZTE Corp. (H Shares)	14,400	43,489
ZTO Express, Inc. sponsored ADR	7,827	189,179
TOTAL CHINA		30,254,055
Colombia - 0.0%
Bancolombia SA	5,395	40,740
Czech Republic - 0.0%
CEZ A/S	3,041	129,163
Komercni Banka A/S	1,439	41,911
MONETA Money Bank A/S (c)	6,662	24,196
TOTAL CZECH REPUBLIC		195,270
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	59	104,795
Series B	102	183,487
Ascendis Pharma A/S sponsored ADR (a)	941	88,115
Carlsberg A/S Series B	1,776	224,415
Chr. Hansen Holding A/S	1,936	118,666
Coloplast A/S Series B	2,236	236,962
Danske Bank A/S	12,815	298,556
Demant A/S (a)	1,780	73,830
DSV A/S	3,381	632,160
Genmab A/S (a)	1,243	440,085
Novo Nordisk A/S Series B	60,778	5,533,914
Novozymes A/S Series B	3,940	159,009
ORSTED A/S (c)	3,567	194,056
Pandora A/S	1,670	173,192
Tryg A/S	6,561	120,302
Vestas Wind Systems A/S (a)	19,015	406,805
TOTAL DENMARK		8,988,349
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	6,801	14,747
Commercial International Bank SAE	45,859	89,047
EFG-Hermes Holding SAE	23,087	11,020
Talaat Moustafa Group Holding	15,433	6,867
TOTAL EGYPT		121,681
Finland - 0.7%
Elisa Corp. (A Shares)	2,830	131,320
Fortum Corp.	8,288	96,344
Huhtamaki Oyj	1,822	60,005
Kesko Oyj	5,166	92,686
Kone OYJ (B Shares)	7,590	320,339
Metso Corp.	13,214	139,062
Neste OYJ	8,107	275,390
Nokia Corp.	100,636	378,399
Nordea Bank Abp	59,697	656,333
Orion Oyj (B Shares)	2,031	79,922
Sampo Oyj (A Shares)	8,929	386,859
Stora Enso Oyj (R Shares)	11,514	144,739
UPM-Kymmene Corp.	10,031	344,353
Valmet Corp.	3,156	72,273
Wartsila Corp.	9,139	103,917
TOTAL FINLAND		3,281,941
France - 6.0%
Accor SA	3,162	106,776
Adevinta ASA Class B (a)	5,087	50,363
Air Liquide SA	9,854	1,659,725
Airbus Group NV	11,595	1,551,973
Alstom SA	5,933	141,011
Arkema SA	1,216	120,282
AXA SA	36,697	1,088,758
BNP Paribas SA	21,374	1,359,093
Bouygues SA	3,886	135,872
Bureau Veritas SA	5,459	135,689
Capgemini SA	2,972	518,596
Carrefour SA	11,062	189,991
Compagnie de St.-Gobain	9,718	584,405
Compagnie Generale des Etablissements Michelin SCA Series B	13,439	411,327
Credit Agricole SA	25,643	315,276
Danone SA	11,996	661,672
Dassault Systemes SA	13,078	488,014
Edenred SA	4,688	293,815
Eiffage SA	1,479	140,793
Engie SA	34,834	534,220
EssilorLuxottica SA	5,730	1,000,546
Gecina SA	1,026	104,948
Getlink SE	7,575	121,011
Hermes International SCA	656	1,199,713
Kering SA	1,356	616,116
L'Oreal SA	4,741	1,964,728
Legrand SA	5,020	463,336
LVMH Moet Hennessy Louis Vuitton SE	4,915	3,709,993
Orange SA	35,522	407,447
Pernod Ricard SA	3,841	641,013
Publicis Groupe SA	4,446	336,530
Renault SA	3,900	160,292
Safran SA	6,589	1,032,557
Sartorius Stedim Biotech	451	107,761
Societe Generale Series A	14,150	342,396
Sodexo SA	1,580	162,903
Teleperformance	1,113	140,500
Thales SA	1,975	277,922
TotalEnergies SE	44,059	2,896,851
Unibail-Rodamco-Westfield NV (a)	2,019	99,792
Veolia Environnement SA	12,642	365,432
VINCI SA	10,008	1,107,196
Vivendi SA	15,176	133,108
Worldline SA (a)(c)	4,728	133,215
TOTAL FRANCE		28,012,957
Germany - 4.7%
adidas AG	3,362	592,247
Allianz SE	7,589	1,806,002
BASF AG	17,295	782,857
Bayer AG	18,496	888,260
Bayerische Motoren Werke AG (BMW)	6,008	612,202
Beiersdorf AG	1,844	237,856
BioNTech SE ADR (a)	1,724	187,295
Brenntag SE	2,903	225,525
Carl Zeiss Meditec AG	703	61,556
Commerzbank AG	19,803	225,907
Continental AG	2,033	142,843
Covestro AG (a)(c)	3,634	196,175
Daimler Truck Holding AG	9,767	338,905
Deutsche Bank AG	38,928	430,087
Deutsche Borse AG	3,577	617,736
Deutsche Lufthansa AG (a)	11,236	89,166
Deutsche Telekom AG	65,687	1,377,903
DHL Group	18,676	760,881
E.ON SE	42,217	499,900
Evonik Industries AG	3,924	71,875
Fresenius Medical Care AG & Co. KGaA	3,755	161,435
Fresenius SE & Co. KGaA	7,734	240,888
GEA Group AG	3,094	114,359
Hannover Reuck SE	1,133	249,036
HeidelbergCement AG	2,728	212,045
HelloFresh AG (a)	3,242	96,933
Henkel AG & Co. KGaA	1,995	125,962
Infineon Technologies AG	24,560	813,446
K+S AG	3,535	64,208
Knorr-Bremse AG	1,255	79,850
LEG Immobilien AG (a)	1,402	96,851
Mercedes-Benz Group AG (Germany)	14,704	1,023,351
Merck KGaA	2,432	406,640
MTU Aero Engines AG	1,011	183,580
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,567	1,001,723
Nemetschek SE	1,058	64,743
Puma AG	1,931	119,398
Rheinmetall AG	819	211,190
RWE AG	12,756	474,043
SAP SE	20,580	2,663,917
Scout24 AG (c)	1,403	97,395
Siemens AG	14,156	2,023,016
Siemens Energy AG (a)	9,336	122,197
Siemens Healthineers AG (c)	5,314	269,675
Symrise AG	2,498	237,807
Vonovia SE	14,979	358,871
Zalando SE (a)(c)	4,216	94,184
TOTAL GERMANY		21,751,921
Greece - 0.1%
Alpha Bank SA (a)	36,584	48,677
Eurobank Ergasias Services and Holdings SA (a)	47,246	72,878
Hellenic Telecommunications Organization SA	3,633	53,082
Jumbo SA	2,044	56,186
Motor Oil (HELLAS) Corinth Refineries SA	1,240	31,385
Mytilineos SA	1,979	72,979
National Bank of Greece SA (a)	10,512	59,348
OPAP SA	3,500	58,688
Piraeus Financial Holdings SA (a)	11,548	34,308
Public Power Corp. of Greece (a)	3,938	39,553
Star Bulk Carriers Corp.	1,400	26,992
Terna Energy SA	953	14,761
TOTAL GREECE		568,837
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	3,194	49,625
Hong Kong - 1.3%
AIA Group Ltd.	218,600	1,767,850
ASMPT Ltd.	5,900	52,815
CK Asset Holdings Ltd.	36,634	192,972
CK Infrastructure Holdings Ltd.	11,500	54,409
CLP Holdings Ltd.	31,500	233,104
Futu Holdings Ltd. ADR (a)	1,343	77,639
Hang Lung Properties Ltd.	34,000	46,517
Hang Seng Bank Ltd.	13,600	168,742
Henderson Land Development Co. Ltd.	24,610	64,625
HKT Trust/HKT Ltd. unit	69,000	72,076
Hong Kong & China Gas Co. Ltd.	203,403	141,525
Hong Kong Exchanges and Clearing Ltd.	22,443	838,573
Hongkong Land Holdings Ltd.	20,415	72,882
Hysan Development Co. Ltd.	11,000	21,323
Jardine Matheson Holdings Ltd.	4,603	213,671
Link (REIT)	48,044	235,590
MTR Corp. Ltd.	28,971	114,686
New World Development Co. Ltd.	26,250	51,086
Orient Overseas International Ltd.	2,500	33,361
Power Assets Holdings Ltd.	25,500	123,414
Prudential PLC	51,749	556,267
Sino Biopharmaceutical Ltd.	190,250	68,754
Sino Land Ltd.	64,522	72,754
Sun Hung Kai Properties Ltd.	28,500	304,094
Swire Pacific Ltd. (A Shares)	8,500	57,365
Swire Properties Ltd.	19,200	40,063
Techtronic Industries Co. Ltd.	34,500	334,825
WH Group Ltd. (c)	144,500	75,634
Wharf Real Estate Investment Co. Ltd.	29,000	112,023
Xinyi Glass Holdings Ltd.	48,816	63,210
TOTAL HONG KONG		6,261,849
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	9,691	73,515
OTP Bank PLC	4,142	149,570
Richter Gedeon PLC	2,503	60,585
TOTAL HUNGARY		283,670
India - 2.9%
Adani Enterprises Ltd.	5,152	149,773
Adani Ports & Special Economic Zone Ltd.	13,834	137,474
Asian Paints Ltd.	8,493	323,319
Axis Bank Ltd. (a)	42,843	534,899
Bajaj Finance Ltd.	5,012	471,458
Bajaj Finserv Ltd.	7,205	133,648
Bharti Airtel Ltd.	46,207	515,520
HCL Technologies Ltd.	19,896	295,870
HDFC Bank Ltd. (a)	77,853	1,427,925
Hindalco Industries Ltd.	27,544	163,420
Hindustan Unilever Ltd.	16,812	499,207
ICICI Bank Ltd.	97,342	1,115,312
IndusInd Bank Ltd.	10,799	185,827
Infosys Ltd.	67,948	1,167,796
ITC Ltd.	56,156	300,545
Jio Financial Services Ltd.	64,393	179,294
Kotak Mahindra Bank Ltd.	20,578	430,147
Larsen & Toubro Ltd.	12,959	471,876
Mahindra & Mahindra Ltd.	18,009	337,093
Maruti Suzuki India Ltd.	2,495	318,823
NTPC Ltd.	89,360	264,254
Oil & Natural Gas Corp. Ltd.	73,449	169,702
Reliance Industries Ltd.	64,967	1,834,740
State Bank of India	33,619	242,339
Tata Consultancy Services Ltd.	19,297	820,032
Tata Motors Ltd.	33,063	250,934
Tata Power Co. Ltd./The	31,989	101,050
Tata Steel Ltd.	151,752	235,573
Tech Mahindra Ltd.	11,909	175,376
Titan Co. Ltd.	7,851	297,721
Vedanta Ltd.	20,742	55,593
Wipro Ltd.	27,895	135,858
TOTAL INDIA		13,742,398
Indonesia - 0.6%
Indofood Sukses Makmur Tbk PT	81,700	35,022
PT Adaro Energy Indonesia Tbk	267,600	49,347
PT Aneka Tambang Tbk	155,700	18,285
PT Astra International Tbk	381,400	153,621
PT Bank Central Asia Tbk	1,044,100	596,194
PT Bank Mandiri (Persero) Tbk	842,200	328,324
PT Bank Negara Indonesia (Persero) Tbk	142,200	94,999
PT Bank Rakyat Indonesia (Persero) Tbk	1,340,551	453,211
PT Barito Pacific Tbk	521,540	43,869
PT Bukit Asam Tbk	76,100	13,787
PT Bumi Resources Minerals Tbk (a)	1,523,500	20,898
PT Bumi Resources Tbk (a)	3,316,300	29,397
PT Chandra Asri Petrochemical Tbk	433,300	70,932
PT Charoen Pokphand Indonesia Tbk (a)	138,500	48,616
PT Elang Mahkota Teknologi Tbk	769,100	29,112
PT GoTo Gojek Tokopedia Tbk (a)	17,225,600	94,738
PT Indah Kiat Pulp & Paper Tbk	49,700	35,695
PT Indo Tambangraya Megah Tbk	7,800	14,623
PT Indocement Tunggal Prakarsa Tbk	32,700	21,052
PT Indofood CBP Sukses Makmur Tbk	42,600	30,527
PT Kalbe Farma Tbk	374,400	42,515
PT Merdeka Copper Gold Tbk (a)	255,088	47,535
PT Mitra Keluarga Karyasehat Tbk	101,200	17,680
PT Perusahaan Gas Negara Tbk Series B	194,000	17,260
PT Sarana Menara Nusantara Tbk	362,200	22,498
PT Semen Indonesia (Persero) Tbk	59,491	24,732
PT Sumber Alfaria Trijaya Tbk	352,700	67,550
PT Telkom Indonesia Persero Tbk	894,600	216,857
PT United Tractors Tbk	28,600	52,278
PT Vale Indonesia Tbk	39,500	14,440
TOTAL INDONESIA		2,705,594
Ireland - 0.2%
Bank of Ireland Group PLC	18,943	186,055
Kerry Group PLC Class A	2,941	246,200
Kingspan Group PLC (Ireland)	2,907	218,090
Ryanair Holdings PLC sponsored ADR (a)	1,874	182,172
Smurfit Kappa Group PLC	4,892	163,230
TOTAL IRELAND		995,747
Israel - 0.5%
Airport City Ltd. (a)	1,219	18,728
Alony Hetz Properties & Investments Ltd.	2,836	19,406
Amot Investments Ltd.	3,957	19,140
Ashdod Refinery Ltd.	184	5,089
Azrieli Group	686	35,143
Bank Hapoalim BM (Reg.)	23,172	205,883
Bank Leumi le-Israel BM	29,078	240,214
Bezeq The Israel Telecommunication Corp. Ltd.	38,806	54,633
Big Shopping Centers Ltd. (a)	217	17,921
Check Point Software Technologies Ltd. (a)	1,842	245,502
Clal Insurance Enterprises Holdings Ltd. (a)	1,103	17,064
Delek Group Ltd.	165	24,471
Elbit Systems Ltd. (Israel)	470	93,413
Electra Israel Ltd.	38	14,555
Enlight Renewable Energy Ltd. (a)	2,187	34,448
First International Bank of Israel	964	41,347
Global-e Online Ltd. (a)(b)	1,815	72,128
Harel Insurance Investments and Financial Services Ltd.	2,139	16,891
Icl Group Ltd.	13,762	76,021
Isracard Ltd.	3,814	15,749
Israel Corp. Ltd. (Class A)	79	20,107
Israel Discount Bank Ltd. (Class A)	23,306	125,808
JFrog Ltd. (a)	1,102	27,947
Kornit Digital Ltd. (a)	886	16,754
Melisron Ltd.	445	27,755
Mivne Real Estate KD Ltd.	10,624	25,519
Mizrahi Tefahot Bank Ltd.	2,832	102,535
NICE Ltd. (a)	1,199	202,783
Nova Ltd. (a)	547	60,403
OPC Energy Ltd. (a)	1,866	12,069
Paz Oil Co. Ltd. (a)	184	15,171
Perion Network Ltd. (a)(b)	861	26,372
Plus500 Ltd.	2,011	33,786
Radware Ltd. (a)	755	12,775
Reit 1 Ltd.	3,639	14,835
Shapir Engineering and Industry Ltd.	2,672	17,947
Shufersal Ltd. (a)	4,743	21,997
Strauss Group Ltd. (a)	917	19,250
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	21,091	215,128
The Phoenix Holdings Ltd.	3,192	33,156
Tower Semiconductor Ltd. (a)	2,069	50,560
Wix.com Ltd. (a)	1,072	98,410
ZIM Integrated Shipping Services Ltd. (b)	1,489	15,560
TOTAL ISRAEL		2,464,373
Italy - 1.5%
A2A SpA	29,379	52,369
Amplifon SpA	1,719	51,106
Assicurazioni Generali SpA	22,696	464,670
Azimut Holding SpA	2,112	46,177
Banco BPM SpA	28,505	136,671
Brunello Cucinelli SpA	624	47,533
Davide Campari Milano NV	10,036	118,467
DiaSorin SpA	495	45,227
Enel SpA	145,454	892,032
Eni SpA	47,070	756,124
Ferrari NV (Italy)	2,407	711,781
FinecoBank SpA	11,489	139,870
Hera SpA	15,219	41,674
Infrastrutture Wireless Italiane SpA (c)	6,737	80,237
Interpump Group SpA	1,572	72,280
Intesa Sanpaolo SpA	309,787	793,432
Italgas SpA	9,073	46,542
Leonardo SpA	7,634	110,251
Mediobanca SpA	11,941	158,187
Moncler SpA	3,929	228,799
Nexi SpA (a)(c)	16,098	98,510
Poste Italiane SpA (c)	8,655	91,212
Prada SpA	9,500	55,926
Prysmian SpA	5,039	203,243
Recordati SpA	1,897	89,671
Reply SpA	428	40,295
Snam SpA	38,540	180,840
Telecom Italia SpA (a)	184,232	57,674
Telecom Italia SpA (Risparmio Shares) (a)	120,762	37,958
Terna - Rete Elettrica Nazionale	26,479	199,548
UniCredit SpA	36,410	867,519
Unipol Gruppo SpA	7,694	41,665
TOTAL ITALY		6,957,490
Japan - 16.7%
Activia Properties, Inc.	14	38,644
Adeka Corp.	1,900	32,504
Advance Residence Investment Corp.	26	58,980
Advantest Corp.	13,600	379,352
AEON Co. Ltd.	16,400	324,853
AGC, Inc.	4,300	150,704
Aica Kogyo Co. Ltd.	1,300	29,029
Air Water, Inc.	4,300	53,606
Aisin Seiki Co. Ltd.	3,500	132,327
Ajinomoto Co., Inc.	10,000	385,586
Alfresa Holdings Corp.	3,900	64,069
Alps Alpine Co. Ltd.	3,900	33,810
Amada Co. Ltd.	6,700	67,357
Ana Holdings, Inc. (a)(b)	3,000	62,814
Aozora Bank Ltd.	2,200	44,946
Asahi Group Holdings	9,500	354,868
ASAHI INTECC Co. Ltd.	4,400	79,143
Asahi Kasei Corp.	26,300	165,545
Asics Corp.	3,600	125,822
Astellas Pharma, Inc. (b)	34,100	472,000
Azbil Corp.	2,400	73,522
Bandai Namco Holdings, Inc.	12,500	254,256
Bank of Kyoto Ltd. (d)	1,400	78,909
BayCurrent Consulting, Inc.	2,600	86,957
Bic Camera, Inc.	2,900	21,405
Biprogy, Inc.	1,500	37,480
Bridgestone Corp.	11,600	452,028
Brother Industries Ltd.	4,800	77,361
Calbee, Inc.	2,100	39,965
Canon, Inc.	19,600	472,137
Capcom Co. Ltd.	3,000	108,104
Casio Computer Co. Ltd.	4,200	35,175
Central Japan Railway Co.	19,500	474,201
Chiba Bank Ltd.	13,800	100,258
Chubu Electric Power Co., Inc.	14,300	182,037
Chugai Pharmaceutical Co. Ltd.	12,000	370,009
Chugoku Electric Power Co., Inc. (a)	6,100	37,558
Coca-Cola West Co. Ltd.	2,800	36,836
COMSYS Holdings Corp.	2,300	48,087
Concordia Financial Group Ltd.	22,100	100,677
Cosmo Energy Holdings Co. Ltd.	1,600	56,317
Cosmos Pharmaceutical Corp.	400	40,940
Credit Saison Co. Ltd.	2,900	45,982
CyberAgent, Inc.	7,800	41,988
Dai Nippon Printing Co. Ltd.	5,000	130,091
Dai-ichi Mutual Life Insurance Co.	18,600	383,984
Daicel Chemical Industries Ltd.	5,100	42,693
Daifuku Co. Ltd.	7,200	136,325
Daiichi Sankyo Kabushiki Kaisha	36,700	1,004,748
Daikin Industries Ltd.	5,500	862,244
Daito Trust Construction Co. Ltd.	1,300	137,012
Daiwa House Industry Co. Ltd.	12,500	335,493
Daiwa House REIT Investment Corp.	40	70,610
Daiwa Office Investment Corp.	6	26,820
Daiwa Securities Group, Inc.	28,000	161,464
Denka Co. Ltd.	1,600	28,901
DENSO Corp.	38,000	609,743
Dentsu Group, Inc.	4,200	123,529
Dic Corp.	1,500	24,348
Disco Corp.	1,643	303,554
Dowa Holdings Co. Ltd.	1,100	34,182
East Japan Railway Co.	7,100	406,311
Ebara Corp.	1,500	70,180
Eisai Co. Ltd.	5,600	310,373
Electric Power Development Co. Ltd.	3,396	54,949
ENEOS Holdings, Inc.	57,100	224,753
Exeo Group, Inc.	2,100	43,057
Ezaki Glico Co. Ltd.	1,100	30,216
Fancl Corp.	1,500	22,926
FANUC Corp.	18,100	470,735
Fast Retailing Co. Ltd.	3,500	762,353
Food & Life Companies Ltd.	2,100	35,328
Frontier Real Estate Investment Corp.	10	30,614
Fuji Electric Co. Ltd.	2,800	126,100
FUJIFILM Holdings Corp.	7,800	451,235
Fujitsu Ltd.	3,400	399,878
Fukuoka Financial Group, Inc.	3,600	86,136
GLP J-REIT	90	80,521
GMO Payment Gateway, Inc.	800	43,774
GOLDWIN, Inc.	700	47,497
Hakuhodo DY Holdings, Inc.	5,600	46,073
Hamamatsu Photonics K.K.	2,800	118,022
Hankyu Hanshin Holdings, Inc.	4,500	153,603
Harmonic Drive Systems, Inc.	1,000	22,216
Haseko Corp.	4,300	54,816
Hikari Tsushin, Inc.	400	60,961
Hirose Electric Co. Ltd.	600	69,540
Hisamitsu Pharmaceutical Co., Inc.	1,500	54,674
Hitachi Construction Machinery Co. Ltd.	1,900	57,657
Hitachi Ltd. (b)	17,700	1,097,003
Honda Motor Co. Ltd.	96,000	1,079,971
Horiba Ltd.	800	43,330
Hoshizaki Corp.	2,200	76,479
House Foods Group, Inc.	1,500	31,317
Hoya Corp.	6,700	686,197
Hulic Co. Ltd.	11,400	102,298
Ibiden Co. Ltd.	2,600	138,560
Idemitsu Kosan Co. Ltd.	4,287	98,280
IHI Corp.	2,900	60,782
Iida Group Holdings Co. Ltd.	3,300	54,908
Industrial & Infrastructure Fund Investment Corp.	40	36,991
INPEX Corp.	19,800	296,967
Internet Initiative Japan, Inc.	2,500	40,443
Invincible Investment Corp.	116	47,971
Isetan Mitsukoshi Holdings Ltd.	7,500	86,889
Isuzu Motors Ltd.	11,700	147,088
ITO EN Ltd.	1,200	38,616
Itochu Corp. (b)	27,800	1,003,967
Iwatani Corp.	1,000	50,422
J. Front Retailing Co. Ltd.	5,100	52,191
Japan Airlines Co. Ltd.	2,700	52,459
Japan Airport Terminal Co. Ltd.	1,800	76,329
Japan Exchange Group, Inc.	9,900	183,410
Japan Hotel REIT Investment Corp.	86	44,945
Japan Logistics Fund, Inc.	18	34,918
Japan Post Bank Co. Ltd.	25,700	223,740
Japan Post Holdings Co. Ltd.	43,000	344,006
Japan Post Insurance Co. Ltd.	3,800	64,092
Japan Prime Realty Investment Corp.	19	45,898
Japan Real Estate Investment Corp.	27	105,333
Japan Retail Fund Investment Corp.	133	86,329
Japan Steel Works Ltd.	1,400	25,948
Japan Tobacco, Inc.	20,700	476,266
JEOL Ltd.	1,000	29,831
JFE Holdings, Inc.	10,900	159,623
JGC Holdings Corp.	4,800	66,694
JSR Corp.	3,900	104,833
JTEKT Corp.	4,600	43,409
K's Holdings Corp.	3,000	27,543
Kadokawa Corp.	2,200	44,047
Kagome Co. Ltd.	1,600	34,743
Kajima Corp.	9,000	146,502
Kakaku.com, Inc.	2,400	24,363
Kamigumi Co. Ltd.	1,900	39,160
Kaneka Corp.	1,300	33,770
Kansai Electric Power Co., Inc.	15,500	214,590
Kansai Paint Co. Ltd.	4,800	68,656
Kao Corp.	8,800	326,172
Kawasaki Heavy Industries Ltd.	3,100	75,004
Kawasaki Kisen Kaisha Ltd.	3,900	133,091
KDDI Corp.	29,500	903,009
Keihan Electric Railway Co., Ltd.	2,000	53,105
Keikyu Corp.	5,300	45,059
Keio Corp.	2,300	79,070
Keisei Electric Railway Co.	3,300	114,307
Kenedix Office Investment Corp.	16	37,045
Kewpie Corp.	2,300	36,992
Keyence Corp.	3,800	1,405,338
Kikkoman Corp.	3,700	193,927
Kinden Corp.	2,500	36,403
Kintetsu Group Holdings Co. Ltd.	3,600	102,093
Kirin Holdings Co. Ltd.	15,700	219,807
Kobayashi Pharmaceutical Co. Ltd.	1,100	49,133
Kobe Bussan Co. Ltd.	2,700	63,344
Kobe Steel Ltd.	7,500	97,686
Koei Tecmo Holdings Co. Ltd.	2,400	34,135
Koito Manufacturing Co. Ltd.	4,900	73,989
Kokuyo Co. Ltd.	1,900	30,152
Komatsu Ltd.	18,300	493,572
Konami Group Corp.	1,900	100,176
Konica Minolta, Inc.	9,700	31,578
Kose Corp.	700	50,846
Kubota Corp.	21,300	313,340
Kuraray Co. Ltd.	6,600	78,185
Kurita Water Industries Ltd.	2,000	69,781
Kyocera Corp.	6,500	329,535
Kyowa Hakko Kirin Co., Ltd.	4,800	83,457
Kyushu Electric Power Co., Inc. (a)	8,900	58,091
Kyushu Financial Group, Inc.	8,200	42,306
Kyushu Railway Co.	3,000	63,818
LaSalle Logiport REIT	35	33,585
Lasertec Corp.	1,500	233,572
Lawson, Inc.	1,000	45,985
Lion Corp.	5,500	54,323
LIXIL Group Corp.	5,300	61,764
LY Corp.	50,300	139,538
M3, Inc.	8,100	146,924
Mabuchi Motor Co. Ltd.	1,000	29,912
Makita Corp.	5,300	130,940
Marubeni Corp.	32,000	498,824
Marui Group Co. Ltd.	3,899	63,342
Maruichi Steel Tube Ltd.	1,400	34,850
MatsukiyoCocokara & Co.	8,100	145,289
Mazda Motor Corp.	11,300	128,306
McDonald's Holdings Co. (Japan) Ltd.	1,700	64,956
Mebuki Financial Group, Inc.	20,400	56,474
Medipal Holdings Corp.	4,000	67,653
Meiji Holdings Co. Ltd.	5,200	129,241
Mercari, Inc. (a)	2,100	45,333
Minebea Mitsumi, Inc.	7,700	125,457
Misumi Group, Inc.	5,400	84,429
Mitsubishi Chemical Holdings Corp.	26,900	169,472
Mitsubishi Corp.	27,500	1,310,384
Mitsubishi Electric Corp.	40,400	499,121
Mitsubishi Estate Co. Ltd.	23,600	307,886
Mitsubishi Gas Chemical Co., Inc.	3,900	52,521
Mitsubishi Heavy Industries Ltd.	6,300	351,395
Mitsubishi Logistics Corp.	1,400	37,186
Mitsubishi Materials Corp.	2,600	42,039
Mitsubishi Motors Corp. of Japan	13,000	56,658
Mitsubishi UFJ Financial Group, Inc.	226,900	1,922,786
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,000	99,973
Mitsui & Co. Ltd.	29,100	1,055,456
Mitsui Chemicals, Inc.	3,600	93,269
Mitsui Fudosan Co. Ltd.	17,800	392,027
Mitsui Fudosan Logistics Park, Inc.	10	31,518
Mitsui High-Tec, Inc.	400	20,771
Mitsui OSK Lines Ltd.	6,800	186,858
Miura Co. Ltd.	2,100	42,298
Mizuho Financial Group, Inc.	47,830	812,056
MonotaRO Co. Ltd.	4,600	49,041
Mori Hills REIT Investment Corp.	30	28,446
Morinaga & Co. Ltd.	800	28,919
MS&AD Insurance Group Holdings, Inc.	8,400	307,392
Murata Manufacturing Co. Ltd.	36,300	662,191
Nabtesco Corp.	2,200	39,697
Nagase & Co. Ltd.	2,200	34,603
Nagoya Railroad Co. Ltd.	3,800	56,133
Nankai Electric Railway Co. Ltd.	2,100	40,787
NEC Corp.	5,100	281,635
Net One Systems Co. Ltd.	1,500	28,486
Nexon Co. Ltd.	8,500	151,884
NGK Insulators Ltd.	4,900	64,943
NH Foods Ltd.	1,990	59,514
NHK Spring Co. Ltd.	4,200	32,152
Nichirei Corp.	2,500	54,903
Nidec Corp.	10,000	461,735
Nifco, Inc.	1,700	44,013
Nihon Kohden Corp.	1,600	39,529
Nihon M&A Center Holdings, Inc.	5,400	25,999
Nikon Corp.	6,000	63,191
Nintendo Co. Ltd.	22,000	914,165
Nippon Accommodations Fund, Inc.	10	42,224
Nippon Building Fund, Inc.	32	129,764
Nippon Express Holdings, Inc.	1,600	83,488
Nippon Kayaku Co. Ltd.	3,300	27,592
Nippon Paint Holdings Co. Ltd.	20,100	135,309
Nippon Sanso Holdings Corp.	4,000	94,888
Nippon Shinyaku Co. Ltd.	1,200	50,822
Nippon Shokubai Co. Ltd.	700	25,435
Nippon Steel & Sumitomo Metal Corp.	17,900	419,364
Nippon Telegraph & Telephone Corp.	562,500	665,795
Nippon Yusen KK	9,600	249,262
Nishi-Nippon Railroad Co. Ltd.	1,500	24,908
Nissan Chemical Corp.	2,700	114,776
Nissan Motor Co. Ltd.	44,500	196,389
Nisshin Seifun Group, Inc.	4,900	62,443
Nissin Food Holdings Co. Ltd.	1,500	124,716
Niterra Co. Ltd.	3,200	72,463
Nitori Holdings Co. Ltd.	1,600	178,908
Nitto Denko Corp.	2,800	183,611
NOF Corp.	1,600	63,983
Nomura Holdings, Inc.	56,600	226,651
Nomura Real Estate Holdings, Inc.	2,200	55,250
Nomura Real Estate Master Fund, Inc.	89	99,696
Nomura Research Institute Ltd.	8,200	213,615
NSK Ltd.	9,200	51,730
NTT Data Corp.	12,200	163,253
Obayashi Corp.	13,600	119,678
OBIC Co. Ltd.	1,200	182,160
Odakyu Electric Railway Co. Ltd.	6,500	97,122
Oji Holdings Corp.	18,800	79,096
Olympus Corp.	23,800	309,007
OMRON Corp.	3,900	173,556
Ono Pharmaceutical Co. Ltd.	9,000	172,605
Open House Group Co. Ltd.	1,400	47,535
Oracle Corp. Japan	600	44,566
Oriental Land Co. Ltd.	21,900	718,488
ORIX Corp. (b)	22,100	412,660
ORIX JREIT, Inc.	53	63,626
Osaka Gas Co. Ltd.	7,900	129,994
Otsuka Corp.	2,200	93,217
Otsuka Holdings Co. Ltd.	10,500	372,804
Pan Pacific International Holdings Ltd.	10,000	209,984
Panasonic Holdings Corp. (b)	43,900	495,533
Park24 Co. Ltd. (a)	2,500	31,702
Penta-Ocean Construction Co. Ltd.	5,500	32,726
PeptiDream, Inc. (a)	1,800	19,404
Persol Holdings Co. Ltd.	35,000	57,006
Pigeon Corp.	2,200	24,857
Rakuten Group, Inc.	27,800	114,224
Recruit Holdings Co. Ltd.	31,900	975,982
Relo Group, Inc.	2,200	23,827
Renesas Electronics Corp. (a)	26,500	404,786
Rengo Co. Ltd.	4,800	32,955
Resona Holdings, Inc.	44,700	247,154
Resonac Holdings Corp.	3,400	56,879
Ricoh Co. Ltd.	11,500	99,222
Rinnai Corp.	2,200	41,221
ROHM Co. Ltd.	6,400	120,642
Rohto Pharmaceutical Co. Ltd.	4,100	111,252
Ryohin Keikaku Co. Ltd.	5,300	68,644
Sankyu, Inc.	1,100	38,063
Sanrio Co. Ltd.	1,300	61,764
Santen Pharmaceutical Co. Ltd.	7,200	66,175
Sanwa Holdings Corp.	4,300	57,203
Sapporo Holdings Ltd.	1,500	47,693
SBI Holdings, Inc. Japan	5,100	107,433
Screen Holdings Co. Ltd.	1,800	87,473
SCSK Corp.	2,900	50,630
Secom Co. Ltd.	4,000	271,363
Sega Sammy Holdings, Inc.	3,000	55,387
Seibu Holdings, Inc.	5,000	48,146
Seiko Epson Corp.	5,900	92,657
Seino Holdings Co. Ltd.	3,000	42,067
Sekisui Chemical Co. Ltd.	8,100	116,698
Sekisui House (REIT), Inc.	83	46,265
Sekisui House Ltd.	12,500	248,768
Seven & i Holdings Co. Ltd.	15,000	587,253
Seven Bank Ltd.	14,300	29,750
SG Holdings Co. Ltd.	9,200	117,893
Sharp Corp. (a)	4,200	26,148
SHIFT, Inc. (a)	200	36,550
Shimadzu Corp.	5,200	138,212
Shimamura Co. Ltd.	400	39,534
SHIMANO, Inc.	1,600	214,151
SHIMIZU Corp.	12,000	83,355
Shin-Etsu Chemical Co. Ltd.	38,100	1,106,639
Shinko Electric Industries Co. Ltd.	1,300	50,655
Shionogi & Co. Ltd.	5,300	236,404
Ship Healthcare Holdings, Inc.	1,500	22,770
Shiseido Co. Ltd.	7,500	262,831
Shizuoka Financial Group	10,700	87,199
SHO-BOND Holdings Co. Ltd.	900	35,388
Skylark Holdings Co. Ltd. (a)	4,300	58,829
SMC Corp.	1,180	528,950
SoftBank Corp. (b)	52,300	591,947
SoftBank Group Corp.	19,100	804,598
Sohgo Security Services Co., Ltd.	8,300	50,109
Sojitz Corp.	3,880	84,994
Sompo Holdings, Inc.	6,500	278,569
Sony Group Corp.	23,700	1,938,081
Sotetsu Holdings, Inc.	1,800	35,424
Square Enix Holdings Co. Ltd.	1,700	58,301
Stanley Electric Co. Ltd.	2,900	45,846
Subaru Corp.	11,500	223,612
Sugi Holdings Co. Ltd.	700	27,829
Sumco Corp.	6,500	84,584
Sumitomo Chemical Co. Ltd.	31,400	85,405
Sumitomo Corp.	23,600	471,007
Sumitomo Electric Industries Ltd.	15,000	180,704
Sumitomo Forestry Co. Ltd.	3,600	91,686
Sumitomo Heavy Industries Ltd.	2,300	58,243
Sumitomo Metal Mining Co. Ltd.	5,200	152,704
Sumitomo Mitsui Financial Group, Inc.	25,900	1,272,365
Sumitomo Mitsui Trust Holdings, Inc.	6,900	259,765
Sumitomo Realty & Development Co. Ltd.	9,000	233,654
Sumitomo Rubber Industries Ltd.	3,600	39,772
Sundrug Co. Ltd.	1,300	35,275
Suntory Beverage & Food Ltd.	2,400	73,073
Suzuken Co. Ltd.	1,400	43,319
Suzuki Motor Corp.	9,200	370,033
Sysmex Corp.	3,200	152,741
T&D Holdings, Inc.	11,100	182,540
Taiheiyo Cement Corp.	2,300	40,756
Taisei Corp.	3,600	126,706
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	45,365
Taiyo Yuden Co. Ltd.	2,400	64,847
Takara Holdings, Inc.	3,800	30,502
Takashimaya Co. Ltd.	3,100	45,412
Takeda Pharmaceutical Co. Ltd.	29,738	921,774
TDK Corp.	7,284	269,291
TechnoPro Holdings, Inc.	2,000	43,467
Teijin Ltd.	3,700	35,953
Terumo Corp.	14,070	372,445
The Hachijuni Bank Ltd.	9,800	54,095
THK Co. Ltd.	2,200	40,242
TIS, Inc.	4,200	92,550
Tobu Railway Co. Ltd.	4,000	102,806
Toho Co. Ltd.	2,400	81,877
Toho Gas Co. Ltd.	1,800	31,407
Tohoku Electric Power Co., Inc. (a)	9,430	61,058
Tokai Carbon Co. Ltd.	4,000	31,291
Tokio Marine Holdings, Inc.	37,700	872,895
Tokyo Century Corp.	900	35,930
Tokyo Electric Power Co., Inc. (a)	14,900	66,464
Tokyo Electron Ltd.	8,900	1,215,671
Tokyo Gas Co. Ltd.	7,600	172,312
Tokyo Ohka Kogyo Co. Ltd.	800	47,623
Tokyo Tatemono Co. Ltd.	3,900	53,922
Tokyu Corp.	11,800	136,049
Tokyu Fudosan Holdings Corp.	11,500	70,662
Toppan, Inc.	6,600	157,881
Toray Industries, Inc.	30,800	160,254
Toshiba Corp.	8,200	252,574
Tosoh Corp.	6,200	79,491
Toto Ltd.	3,000	77,414
Toyo Seikan Group Holdings Ltd.	2,900	47,496
Toyo Suisan Kaisha Ltd.	1,900	74,568
Toyo Tire Corp.	2,400	36,970
Toyota Industries Corp.	3,900	307,297
Toyota Motor Corp. (b)	236,500	4,242,888
Toyota Tsusho Corp.	4,500	264,672
Trend Micro, Inc.	2,700	102,204
Tsumura & Co.	1,300	24,184
Tsuruha Holdings, Inc.	800	53,774
Ube Corp.	1,800	30,329
Ulvac, Inc.	800	28,881
Unicharm Corp.	8,300	293,469
United Urban Investment Corp.	59	61,471
Ushio, Inc.	2,100	25,526
USS Co. Ltd.	4,100	67,835
Welcia Holdings Co. Ltd.	1,900	32,847
West Japan Railway Co.	4,600	190,352
Yakult Honsha Co. Ltd.	6,000	145,865
Yamada Holdings Co. Ltd.	13,700	42,125
Yamaguchi Financial Group, Inc.	4,500	39,462
Yamaha Corp.	3,200	87,397
Yamaha Motor Co. Ltd.	6,600	173,494
Yamato Holdings Co. Ltd.	6,300	102,540
Yamazaki Baking Co. Ltd.	3,200	58,844
Yaskawa Electric Corp.	5,000	180,055
Yokogawa Electric Corp.	4,500	86,853
Yokohama Rubber Co. Ltd.	2,500	52,027
Zenkoku Hosho Co. Ltd.	1,000	32,863
Zensho Holdings Co. Ltd.	1,700	73,920
Zeon Corp.	3,400	35,561
ZOZO, Inc.	2,100	38,539
TOTAL JAPAN		78,139,988
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,361	85,624
Korea (South) - 3.6%
Advanced Nano Products Co. Ltd.	150	14,779
AfreecaTV Co. Ltd.	175	10,845
Alteogen, Inc.	697	35,165
AMOREPACIFIC Corp.	569	51,297
AMOREPACIFIC Group, Inc.	572	12,870
BGF Retail Co. Ltd.	163	17,001
Bioneer Corp. (a)	423	10,919
BNK Financial Group, Inc.	5,457	27,604
Celltrion Healthcare Co. Ltd.	2,017	93,935
Celltrion Pharm, Inc.	319	15,755
Celltrion, Inc.	2,015	207,443
Cheil Worldwide, Inc.	1,346	19,939
Chunbo Co. Ltd.	96	9,268
CJ CheilJedang Corp.	155	35,104
CJ Corp.	288	19,075
CJ ENM Co. Ltd. (a)	176	7,407
CJ Logistics Corp.	183	10,929
Cosmax, Inc. (a)	164	15,625
Cosmo AM&T Co. Ltd. (a)	436	47,897
Cosmo AM&T Co. Ltd. rights 11/7/23 (a)	21	413
Cosmochemical Co. Ltd. (a)	542	15,305
Cosmochemical Co. Ltd. rights 10/19/23 (a)	38	211
Coupang, Inc. Class A (a)	19,316	328,372
Coway Co. Ltd.	1,062	32,347
CS Wind Corp.	584	23,475
Daeduck Electronics Co. Ltd.	632	12,194
Daejoo Electronic Materials Co. Ltd.	247	15,215
Daewoo Engineering & Construction Co. Ltd. (a)	3,995	12,410
DB HiTek Co. Ltd.	752	27,129
Db Insurance Co. Ltd.	924	61,083
Delivery Hero AG (a)(c)	3,636	104,446
DGB Financial Group Co. Ltd.	3,172	18,428
DL E&C Co. Ltd.	586	13,472
Dongjin Semichem Co. Ltd.	643	15,906
Dongkuk CM Co. Ltd.	326	1,809
Dongkuk Steel Mill Co. Ltd.	542	4,444
Dongkuk Steel Mill Co. Ltd.	174	1,367
Doosan Bobcat, Inc.	898	33,816
Doosan Co. Ltd.	234	19,545
Doosan Fuel Cell Co. Ltd. (a)	781	11,607
Doosan Heavy Industries & Construction Co. Ltd. (a)	7,736	93,855
Douzone Bizon Co. Ltd.	445	9,530
E-Mart, Inc.	349	18,155
Ecopro BM Co. Ltd.	1,012	188,609
Ecopro Co. Ltd.	371	245,699
EO Technics Co. Ltd.	168	17,359
F&F Co. Ltd.	338	28,210
Fila Holdings Corp.	835	22,257
Foosung Co. Ltd.	878	6,632
Green Cross Corp.	94	7,539
GS Engineering & Construction Corp.	1,502	15,591
GS Holdings Corp.	1,761	51,838
GS Retail Co. Ltd.	855	14,925
Hana Financial Group, Inc.	5,582	174,473
Hana Tour Service, Inc. (a)	206	7,074
HanAll BioPharma Co. Ltd. (a)	710	17,094
Hanjin Kal Corp.	423	13,242
Hankook Tire Co. Ltd.	1,421	41,470
Hanmi Pharm Co. Ltd.	115	25,433
Hanmi Science Co. Ltd.	602	14,636
Hanmi Semiconductor Co. Ltd.	1,044	40,541
Hanon Systems	2,966	20,633
Hansol Chemical Co. Ltd.	194	23,955
Hanwha Aerospace Co. Ltd.	622	48,024
Hanwha Corp.	825	14,598
Hanwha Life Insurance Co. Ltd. (a)	5,993	12,623
Hanwha Ocean Co. Ltd. (a)	699	15,914
Hanwha Ocean Co. Ltd. rights 11/9/23 (a)	230	1,462
Hanwha Solutions Corp. (a)	2,043	44,940
Hanwha Systems Co. Ltd.	1,432	12,969
HD Hyundai Co. Ltd.	885	43,364
HD Hyundai Heavy Industries Co. Ltd. (a)	366	32,748
Hd Hyundai Infracore Co. Ltd.	2,187	17,134
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	874	71,666
Hite Jinro Co. Ltd.	551	7,683
HL Mando Co. Ltd.	591	18,351
HLB, Inc.	2,197	48,594
HMM Co. Ltd.	6,860	82,556
Hotel Shilla Co.	603	37,651
HUGEL, Inc. (a)	100	9,218
HYBE Co. Ltd. (a)	350	61,459
Hyosung Advanced Materials Co.	47	13,605
Hyosung TNC Co. Ltd.	49	12,734
Hyundai Bioscience Co. Ltd. (a)	699	15,210
Hyundai Department Store Co. Ltd.	277	13,001
Hyundai Elevator Co. Ltd.	483	15,632
Hyundai Engineering & Construction Co. Ltd.	1,340	35,868
Hyundai Glovis Co. Ltd.	418	56,920
Hyundai Marine & Fire Insurance Co. Ltd.	987	23,644
Hyundai Mipo Dockyard Co. Ltd. (a)	449	27,465
Hyundai Mobis	1,243	220,718
Hyundai Motor Co. Ltd.	2,632	371,318
Hyundai Rotem Co. Ltd. (a)	1,361	27,885
Hyundai Steel Co.	1,563	43,866
Hyundai Wia Corp.	314	14,788
Industrial Bank of Korea	5,398	44,688
JB Financial Group Co. Ltd.	2,083	15,306
JYP Entertainment Corp.	527	43,660
Kakao Corp.	5,882	191,526
Kakao Games Corp. (a)	858	16,136
Kakao Pay Corp. (a)	456	13,717
KakaoBank Corp.	5,839	100,817
Kangwon Land, Inc.	2,024	22,596
KB Financial Group, Inc.	7,143	290,670
KCC Corp.	86	15,646
KEPCO E&C	254	12,102
KEPCO Plant Service & Engineering Co. Ltd.	361	8,751
Kia Corp.	5,036	302,420
Kiwoom Securities Co. Ltd.	285	19,869
Koh Young Technology, Inc.	728	6,683
Kolon Industries, Inc.	327	11,038
Korea Aerospace Industries Ltd.	1,346	48,472
Korea Electric Power Corp. (a)	4,753	63,044
Korea Gas Corp. (a)	570	10,029
Korea Investment Holdings Co. Ltd.	799	31,300
Korea Petro Chemical Industries Co. Ltd.	72	7,250
Korea Zinc Co. Ltd.	248	92,682
Korean Air Lines Co. Ltd.	3,500	56,218
Korean Reinsurance Co.	1,948	11,872
KRAFTON, Inc. (a)	673	74,947
KT&G Corp.	2,068	131,763
Kum Yang Co. Ltd. (a)	689	60,901
Kumho Petro Chemical Co. Ltd.	333	32,966
L&F Co. Ltd.	447	56,916
Leeno Industrial, Inc.	162	18,392
LegoChem Biosciences, Inc. (a)	471	12,888
LG Chemical Ltd.	879	321,092
LG Corp.	2,490	154,427
LG Display Co. Ltd. (a)	4,247	41,125
LG Electronics, Inc.	2,034	151,422
LG Energy Solution (a)	793	279,014
LG H & H Co. Ltd.	174	57,272
LG Innotek Co. Ltd.	261	47,183
LG Uplus Corp.	3,898	29,864
Lotte Chemical Corp.	351	35,553
Lotte Confectionery Co. Ltd.	762	14,312
Lotte Energy Materials Corp.	407	11,935
Lotte Fine Chemical Co. Ltd.	306	13,224
Lotte Shopping Co. Ltd.	228	12,020
LS Corp.	510	38,192
LS Electric Co. Ltd.	296	20,446
LX International Corp.	518	10,914
Lx Semicon Co. Ltd.	203	12,402
Medytox, Inc.	85	15,885
Meritz Financial Holdings Co.	2,014	82,233
Mirae Asset Securities Co. Ltd.	4,551	21,689
Naturecell Co. Ltd. (a)	795	4,558
NAVER Corp.	2,811	419,318
NCSOFT Corp.	291	47,733
Netmarble Corp. (a)(c)	490	15,224
NH Investment & Securities Co. Ltd.	2,639	19,930
NongShim Co. Ltd.	73	25,483
Oci Co. Ltd.	120	10,803
Oci Holdings Co. Ltd.	253	18,235
Orion Corp./Republic of Korea	477	45,364
Pan Ocean Co., Ltd. (Korea)	4,481	16,369
Paradise Co. Ltd. (a)	1,022	12,268
Pearl Abyss Corp. (a)	670	23,055
People & Technology, Inc.	365	16,516
POSCO	1,385	544,390
POSCO Chemtech Co. Ltd.	583	153,876
Posco International Corp.	943	49,428
S-Oil Corp.	784	45,748
S.M. Entertainment Co. Ltd.	226	21,438
S1 Corp.	344	14,404
Sam Chun Dang Pharm Co. Ltd. (a)	272	15,496
Samsung Biologics Co. Ltd. (a)(c)	376	189,363
Samsung C&T Corp.	1,684	133,957
Samsung Card Co. Ltd.	532	11,969
Samsung Electro-Mechanics Co. Ltd.	1,066	108,071
Samsung Electronics Co. Ltd.	96,535	4,869,004
Samsung Engineering Co. Ltd. (a)	2,610	58,270
Samsung Fire & Marine Insurance Co. Ltd.	616	118,200
Samsung Heavy Industries Co. Ltd. (a)	14,155	81,929
Samsung Life Insurance Co. Ltd.	1,781	92,436
Samsung SDI Co. Ltd.	1,035	390,239
Samsung SDS Co. Ltd.	807	80,637
Samsung Securities Co. Ltd.	1,219	33,089
SD Biosensor, Inc.	755	6,354
Seegene, Inc.	817	12,861
Shinhan Financial Group Co. Ltd.	9,529	250,208
Shinsegae Co. Ltd.	130	18,248
SK Biopharmaceuticals Co. Ltd. (a)	533	33,955
SK Bioscience Co. Ltd. (a)	483	24,252
SK Chemicals Co. Ltd.	214	9,975
SK Hynix, Inc.	10,134	856,016
SK IE Technology Co. Ltd. (a)(c)	512	27,909
SK Innovation Co., Ltd.	1,116	122,166
SK Square Co. Ltd. (a)	1,843	57,730
SK, Inc.	709	76,485
SKC Co. Ltd.	399	22,349
SOLUM Co. Ltd. (a)	725	16,534
Solus Advanced Materials Co. Lt	260	5,599
Soulbrain Co. Ltd.	89	15,045
Ssangyong Cement Industrial Co. Ltd.	2,387	9,678
ST Pharm Co. Ltd.	204	11,521
Studio Dragon Corp. (a)	187	7,115
Taihan Electric Wire Co. Ltd. (a)	1,442	12,918
WeMade Entertainment Co. Ltd.	380	10,347
WONIK IPS Co. Ltd.	632	14,922
Woori Financial Group, Inc.	12,254	110,828
Youngone Corp.	401	14,300
Yuhan Corp.	978	54,773
TOTAL KOREA (SOUTH)		16,672,566
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	29,669	53,551
Boubyan Bank KSC	23,485	45,884
Gulf Bank	39,336	33,464
Kuwait Finance House KSCP	161,364	382,597
Mabanee Co. SAKC	11,946	31,879
Mobile Telecommunication Co.	39,092	61,581
National Bank of Kuwait	149,357	437,708
National Industries Group Holding SAK	40,084	25,932
TOTAL KUWAIT		1,072,596
Luxembourg - 0.1%
Aperam SA	814	23,753
ArcelorMittal SA (Netherlands)	10,469	263,150
Eurofins Scientific SA	2,434	137,674
RTL Group SA	729	25,049
SES SA (France) (depositary receipt)	7,345	48,107
TOTAL LUXEMBOURG		497,733
Macau - 0.1%
Galaxy Entertainment Group Ltd.	38,000	228,797
Sands China Ltd. (a)	45,600	139,753
TOTAL MACAU		368,550
Malaysia - 0.4%
AMMB Holdings Bhd	42,200	33,255
Axiata Group Bhd	89,199	47,304
CelcomDigi Bhd	62,800	58,450
CIMB Group Holdings Bhd	136,671	158,058
Dialog Group Bhd	78,100	35,264
Gamuda Bhd	43,998	41,512
Genting Bhd	40,400	35,881
Genting Malaysia Bhd	57,000	30,350
Hong Leong Bank Bhd	15,000	62,297
IHH Healthcare Bhd	60,100	74,881
Inari Amertron Bhd	42,700	26,373
IOI Corp. Bhd	59,700	50,606
Kuala Lumpur Kepong Bhd	10,744	48,969
Malayan Banking Bhd	134,058	250,971
Malaysia Airports Holdings Bhd	18,105	27,493
Maxis Bhd	44,500	38,290
MISC Bhd	25,500	38,452
MR DIY Group M Sdn Bhd (c)	54,700	17,592
Nestle (Malaysia) Bhd	1,200	32,331
Petronas Chemicals Group Bhd	54,800	83,917
Petronas Dagangan Bhd	6,800	32,412
Petronas Gas Bhd	14,400	51,647
PPB Group Bhd	13,500	44,509
Press Metal Aluminium Holdings	67,800	68,013
Public Bank Bhd	285,200	246,613
QL Resources Bhd	20,600	23,955
RHB Bank Bhd	72,843	84,242
Sime Darby Bhd	56,100	26,406
Sime Darby Plantation Bhd	61,376	55,948
Telekom Malaysia Bhd	32,639	34,062
Tenaga Nasional Bhd	53,200	113,193
Top Glove Corp. Bhd (a)	97,400	16,077
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	55
TOTAL MALAYSIA		1,989,378
Malta - 0.0%
Kindred Group PLC (depository receipt)	4,398	40,206
Mexico - 0.7%
Alfa SA de CV Series A	58,600	38,131
America Movil S.A.B. de CV Series L	392,300	339,682
Arca Continental S.A.B. de CV	9,000	81,740
Banco del Bajio SA (c)	14,600	45,917
Borr Drilling Ltd. (a)	3,833	26,947
CEMEX S.A.B. de CV unit (a)	284,000	185,286
Coca-Cola FEMSA S.A.B. de CV unit	9,995	78,446
Controladora Axtel S.A.B. de CV	50,400	636
Fibra Uno Administracion SA de CV	54,900	91,513
Fomento Economico Mexicano S.A.B. de CV unit	34,500	376,783
Gruma S.A.B. de CV Series B	3,375	57,803
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	7,000	115,053
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,560	87,135
Grupo Aeroportuario Norte S.A.B. de CV	5,000	54,265
Grupo Bimbo S.A.B. de CV Series A	25,800	124,385
Grupo Carso SA de CV Series A1	9,400	68,857
Grupo Elektra SA de CV	1,065	70,333
Grupo Financiero Banorte S.A.B. de CV Series O	46,600	390,689
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	37,300	73,348
Grupo Mexico SA de CV Series B	58,600	277,373
Grupo Televisa SA de CV	48,700	29,593
Industrias Penoles SA de CV (a)	3,595	42,381
Kimberly-Clark de Mexico SA de CV Series A	26,200	52,167
Orbia Advance Corp. S.A.B. de CV	17,000	35,322
Promotora y Operadora de Infraestructura S.A.B. de CV	3,855	34,457
Ternium SA sponsored ADR	903	36,030
Wal-Mart de Mexico SA de CV Series V	95,200	358,349
TOTAL MEXICO		3,172,621
Netherlands - 3.3%
Adyen BV (a)(c)	584	432,998
Akzo Nobel NV	3,207	232,188
Argenx SE (a)	1,048	512,291
ASM International NV (Netherlands)	873	366,884
ASML Holding NV (Netherlands)	7,586	4,466,260
Euronext NV (c)	1,872	130,625
EXOR NV	2,183	193,732
Heineken Holding NV	2,063	155,731
Heineken NV (Bearer)	4,447	392,054
IMCD NV	1,074	136,258
ING Groep NV (Certificaten Van Aandelen)	68,121	897,839
Koninklijke Ahold Delhaize NV	18,384	554,329
Koninklijke KPN NV	59,762	196,896
Koninklijke Philips Electronics NV	16,730	333,801
NN Group NV	5,549	178,582
Randstad NV	2,352	130,251
Shell PLC (London)	133,847	4,242,176
Stellantis NV (Italy)	40,716	783,886
Universal Music Group NV	14,391	375,550
Wolters Kluwer NV	4,848	587,644
TOTAL NETHERLANDS		15,299,975
New Zealand - 0.2%
Auckland International Airport Ltd.	22,736	107,788
Chorus Ltd.	8,118	36,905
Contact Energy Ltd.	15,026	72,407
Fisher & Paykel Healthcare Corp.	10,874	140,644
Fletcher Building Ltd.	15,096	42,525
Infratil Ltd.	15,335	93,840
Mainfreight Ltd.	1,580	61,724
Mercury Nz Ltd.	12,716	46,490
Meridian Energy Ltd.	23,140	71,286
Spark New Zealand Ltd.	35,330	101,852
The a2 Milk Co. Ltd. (a)	13,204	36,087
Xero Ltd. (a)	2,642	190,982
TOTAL NEW ZEALAND		1,002,530
Norway - 0.5%
Aker ASA (A Shares)	427	26,327
Aker BP ASA	5,841	161,633
AutoStore Holdings Ltd. (a)(c)	18,282	25,868
DNB Bank ASA	16,970	342,045
Entra ASA (c)	2,245	19,225
Equinor ASA	19,739	646,888
Europris ASA (c)	3,075	17,177
Frontline PLC	2,504	46,116
Gjensidige Forsikring ASA	3,552	52,300
Kongsberg Gruppen ASA	1,686	69,542
Leroy Seafood Group ASA	5,192	21,784
Mowi ASA	8,571	151,882
Nordic VLSI ASA (a)	3,269	33,938
Norsk Hydro ASA	25,832	161,653
Orkla ASA	14,212	106,265
Salmar ASA	1,246	63,298
Schibsted ASA:
(A Shares)	1,576	35,493
(B Shares)	1,620	33,803
Sparebank 1 Sr Bank ASA (primary capital certificate)	3,381	38,783
Sparebanken Midt-Norge	2,298	29,475
Storebrand ASA (A Shares)	8,977	73,148
Telenor ASA	12,118	137,645
TGS ASA	2,362	32,372
Tomra Systems ASA	4,325	49,389
TOTAL NORWAY		2,376,049
Pakistan - 0.0%
Pakistan Petroleum Ltd.	10,994	2,820
TRG Pakistan Ltd. (a)	7,123	2,171
TOTAL PAKISTAN		4,991
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR (b)	4,542	38,698
Credicorp Ltd. (United States)	1,280	163,802
TOTAL PERU		202,500
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	41,360	36,626
ACEN Corp.	143,810	12,468
Ayala Corp.	4,650	51,236
Ayala Land, Inc.	112,800	58,659
Bank of the Philippine Islands (BPI)	37,539	74,240
BDO Unibank, Inc.	39,718	99,519
Globe Telecom, Inc.	588	18,616
International Container Terminal Services, Inc.	15,150	55,429
JG Summit Holdings, Inc.	58,161	39,129
Jollibee Food Corp.	8,300	33,621
Manila Electric Co.	5,410	35,155
Metropolitan Bank & Trust Co.	33,866	32,292
Monde Nissin Corp. (c)	132,500	21,127
PLDT, Inc.	1,615	33,537
SM Investments Corp.	9,210	137,177
SM Prime Holdings, Inc.	218,100	116,691
Universal Robina Corp.	15,960	33,508
TOTAL PHILIPPINES		889,030
Poland - 0.2%
Allegro.eu SA (a)(b)(c)	7,792	57,495
Bank Polska Kasa Opieki SA	3,325	76,834
CD Projekt RED SA	1,324	37,944
Dino Polska SA (a)(c)	911	74,029
Grupa Kety SA	173	26,116
InPost SA (a)	3,852	44,798
KGHM Polska Miedz SA (Bearer)	2,596	66,524
Kruk SA	331	31,368
LPP SA	20	59,515
Orange Polska SA	11,781	20,144
Orlen SA	10,126	136,059
PGE Polska Grupa Energetyczna SA (a)	16,271	27,926
Powszechna Kasa Oszczednosci Bank SA (a)	16,254	129,179
Powszechny Zaklad Ubezpieczen SA	10,705	101,374
Santander Bank Polska SA (a)	626	51,586
TOTAL POLAND		940,891
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	142,760	39,303
Energias de Portugal SA	58,345	242,793
Galp Energia SGPS SA Class B	8,422	125,014
Jeronimo Martins SGPS SA	5,221	117,353
NOS SGPS	3,970	14,615
REN - Redes Energeticas Nacionais SGPS SA	6,554	16,769
TOTAL PORTUGAL		555,847
Qatar - 0.2%
Barwa Real Estate Co. (a)	41,006	29,065
Industries Qatar QSC (a)	37,506	141,266
Masraf al Rayan	117,313	71,838
Mesaieed Petrochemical Holding Co. (a)	84,742	43,186
Qatar Electricity & Water Co. (a)	10,218	49,293
Qatar Fuel Co. (a)	11,887	53,883
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	52,858	54,020
Qatar International Islamic Bank QSC (a)	21,605	56,980
Qatar Islamic Bank	31,016	158,148
Qatar National Bank SAQ (a)	83,280	352,338
The Commercial Bank of Qatar (a)	60,589	89,885
TOTAL QATAR		1,099,902
Romania - 0.0%
NEPI Rockcastle PLC	9,179	50,467
Russia - 0.0%
Alrosa Co. Ltd. (d)	37,350	5,991
Gazprom OAO (d)	183,050	18,469
LUKOIL PJSC (d)	5,452	1,627
Magnit OJSC (d)	1,150	23
MMC Norilsk Nickel PJSC (a)(d)	917	5,880
Mobile TeleSystems OJSC sponsored ADR (a)(d)	6,301	6,276
Novatek PJSC (d)	14,792	398
Polyus PJSC (a)(d)	494	1,120
Sberbank of Russia (a)(d)	163,450	969
Severstal PAO (a)(d)	2,873	62
Surgutneftegas OJSC (d)	146,500	1,729
Tatneft PAO (d)	23,930	2,870
VK Co. Ltd. GDR (Reg. S) (a)(d)	1,767	3,887
Yandex NV Series A (a)(d)	4,894	47,961
TOTAL RUSSIA		97,262
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	8,432	30,486
ACWA Power Co.	2,473	128,976
Advanced Polypropylene Co.	2,489	26,613
Al Rajhi Bank	36,866	667,440
Alinma Bank	18,393	163,801
Almarai Co. Ltd.	4,758	80,686
Arabian Internet and Communications Services Co. Ltd.	468	39,881
Bank Al-Jazira (a)	7,627	34,165
Bank Albilad	9,274	104,598
Banque Saudi Fransi	11,131	108,329
Dar Al Arkan Real Estate Development Co. (a)	9,886	41,543
Dr Sulaiman Al Habib Medical Services Group Co.	1,582	99,380
Elm Co.	498	103,572
Emaar The Economic City (a)	9,919	21,158
Etihad Etisalat Co.	7,163	85,086
Jarir Marketing Co.	11,207	43,329
Mobile Telecommunications Co. Saudi Arabia	8,518	29,889
Mouwasat Medical Services Co.	1,785	49,022
Nahdi Medical Co.	738	28,375
National Industrialization Co. (a)	5,938	20,108
Riyad Bank	27,638	204,497
Sabic Agriculture-Nutrients Co.	4,379	155,290
Sahara International Petrochemical Co.	6,654	67,064
Saudi Arabian Mining Co.	22,944	246,848
Saudi Awwal Bank	6,856	63,068
Saudi Basic Industries Corp.	16,911	371,997
Saudi Cement Co.	1,357	18,887
Saudi Electricity Co.	15,148	76,983
Saudi Industrial Investment Group	7,060	44,727
Saudi Investment Bank/The	9,532	40,157
Saudi Kayan Petrochemical Co. (a)	13,941	46,464
Saudi Research & Marketing Group (a)	618	27,090
Saudi Tadawul Group Holding Co.	875	45,028
Saudi Telecom Co.	33,834	339,202
The Co. for Cooperative Insurance	1,412	47,438
The Saudi National Bank	55,320	483,808
The Savola Group	4,975	47,821
Yanbu National Petrochemical Co.	5,101	56,580
TOTAL SAUDI ARABIA		4,289,386
Singapore - 1.1%
CapitaLand Ascendas REIT	63,206	127,152
Capitaland Ascott Trust unit	40,347	28,334
CapitaLand Investment Ltd.	46,420	105,268
CapitaMall Trust	94,695	128,153
City Developments Ltd.	9,700	46,903
ComfortDelgro Corp. Ltd.	40,500	38,515
DBS Group Holdings Ltd.	34,493	848,826
Frasers Logistics & Industrial Trust	54,900	42,972
Genting Singapore Ltd.	108,100	66,821
Grab Holdings Ltd. (a)	35,946	127,249
Jardine Cycle & Carriage Ltd.	1,900	44,380
Keppel Corp. Ltd.	26,100	129,832
Keppel DC (REIT)	24,800	37,735
Mapletree Industrial (REIT)	36,934	61,061
Mapletree Logistics Trust (REIT)	62,096	76,314
Mapletree Pan Asia Commercial Trust	43,146	45,134
NetLink NBN Trust	53,500	32,875
Oversea-Chinese Banking Corp. Ltd.	76,185	713,921
SATS Ltd. (a)	16,823	31,997
Sea Ltd. ADR (a)	6,871	301,980
Seatrium Ltd. (a)	816,696	80,057
Sembcorp Industries Ltd.	16,800	62,555
Singapore Airlines Ltd.	24,450	115,543
Singapore Exchange Ltd.	15,500	110,552
Singapore Technologies Engineering Ltd.	29,700	84,950
Singapore Telecommunications Ltd.	133,700	236,662
STMicroelectronics NV (Italy)	12,329	531,426
Suntec (REIT)	41,400	35,131
United Overseas Bank Ltd.	29,100	606,693
UOL Group Ltd.	8,600	40,389
Venture Corp. Ltd.	4,900	44,340
TOTAL SINGAPORE		4,983,720
South Africa - 0.9%
Absa Group Ltd.	15,916	146,965
Anglo American Platinum Ltd.	1,052	39,225
Anglo American PLC (United Kingdom)	25,189	691,680
Aspen Pharmacare Holdings Ltd.	7,526	68,297
Bid Corp. Ltd. (b)	6,294	140,365
Bidvest Group Ltd./The	6,439	92,767
Capitec Bank Holdings Ltd.	1,813	164,347
Clicks Group Ltd.	4,685	64,001
Discovery Ltd.	9,637	69,812
Exxaro Resources Ltd.	4,423	40,269
FirstRand Ltd.	105,377	355,417
Foschini Group Ltd./The	6,312	32,967
Gold Fields Ltd.	16,817	182,276
Growthpoint Properties Ltd.	62,717	34,946
Harmony Gold Mining Co. Ltd.	9,924	37,264
Impala Platinum Holdings Ltd.	16,363	85,237
Life Healthcare Group Holdings Ltd.	28,135	30,106
Mr Price Group Ltd.	4,800	35,226
MTN Group Ltd.	16,689	99,471
MultiChoice Group Ltd.	8,133	31,804
Naspers Ltd. Class N	4,099	655,007
Nedbank Group Ltd.	9,060	96,817
Northam Platinum Holdings Ltd.	5,021	30,449
Old Mutual Ltd.	91,340	58,180
OUTsurance Group Ltd.	16,198	36,582
Remgro Ltd.	10,040	78,745
Sanlam Ltd.	33,961	117,791
Sappi Ltd.	10,245	23,830
Sasol Ltd.	10,976	150,670
Shoprite Holdings Ltd.	9,257	117,261
Sibanye-Stillwater Ltd.	53,946	82,817
Spar Group Ltd./The	3,555	21,833
Standard Bank Group Ltd.	25,219	244,708
Thungela Resources Ltd.	2,593	23,782
Tiger Brands Ltd.	3,187	25,829
Vodacom Group Ltd.	15,751	87,982
Woolworths Holdings Ltd.	18,496	66,262
TOTAL SOUTH AFRICA		4,360,987
Spain - 1.6%
Abertis Infraestructuras SA (a)(d)	363	0
Acciona SA	457	58,318
ACS Actividades de Construccion y Servicios SA	4,117	148,296
Aena SME SA (c)	1,383	208,506
Amadeus IT Holding SA Class A	8,476	513,300
Banco Bilbao Vizcaya Argentaria SA	113,440	918,062
Banco de Sabadell SA	105,726	123,013
Banco Santander SA (Spain)	316,104	1,203,746
Bankinter SA	12,286	78,508
CaixaBank SA	76,256	305,234
Cellnex Telecom SA (c)	11,166	389,219
EDP Renovaveis SA	5,538	90,841
Enagas SA	4,706	78,015
Endesa SA	5,985	121,965
Grifols SA (a)	5,400	70,194
Grifols SA ADR (a)	289	2,641
Iberdrola SA	110,492	1,235,792
Industria de Diseno Textil SA	21,100	785,174
Merlin Properties Socimi SA	6,202	52,358
Naturgy Energy Group SA	3,474	94,614
Redeia Corp. SA	8,177	128,769
Repsol SA	24,969	410,715
Telefonica SA	108,578	443,578
TOTAL SPAIN		7,460,858
Sweden - 2.1%
AAK AB	3,441	62,045
AddTech AB (B Shares)	4,919	78,880
AFRY AB (B Shares)	1,733	20,367
Alfa Laval AB	5,512	189,593
ASSA ABLOY AB (B Shares)	18,672	405,716
Atlas Copco AB:
(A Shares)	48,279	648,420
(B Shares)	29,081	341,235
Avanza Bank Holding AB (b)	2,294	39,768
Axfood AB	2,075	47,556
Beijer Ref AB (B Shares)	6,245	66,019
Billerud AB	4,133	38,339
Boliden AB	5,152	148,281
Bravida Holding AB (c)	3,846	28,373
Castellum AB	7,996	81,493
Dometic Group AB (c)	5,902	37,414
Electrolux AB (B Shares)	4,208	43,541
Elekta AB (B Shares)	6,581	44,827
Embracer Group AB (a)	15,226	30,534
Epiroc AB:
(A Shares)	11,817	224,372
(B Shares)	7,265	116,500
EQT AB	6,249	124,059
Ericsson (B Shares) (b)	57,783	282,051
Essity AB (B Shares)	11,349	245,043
Evolution AB (c)	3,611	365,676
Fabege AB	4,942	39,498
Fastighets AB Balder (a)	12,196	55,033
Fortnox AB	9,244	49,412
Getinge AB (B Shares)	4,176	73,654
H&M Hennes & Mauritz AB (B Shares)	13,235	188,321
Hexagon AB (B Shares)	40,033	340,710
HEXPOL AB (B Shares)	4,896	43,535
Holmen AB (B Shares)	1,716	66,877
Hufvudstaden AB (A Shares)	2,325	25,749
Husqvarna AB (B Shares)	7,649	58,627
Industrivarden AB:
(A Shares)	3,496	92,411
(C Shares) (b)	3,147	83,128
Indutrade AB	5,031	93,339
Investment AB Latour (B Shares)	2,563	45,217
Investor AB:
(A Shares)	10,566	200,671
(B Shares)	34,290	658,460
Kinnevik AB (B Shares) (a)	4,497	44,947
L E Lundbergforetagen AB	1,242	51,951
Lagercrantz Group AB (B Shares)	3,683	37,418
Lifco AB	4,025	70,715
Loomis AB (B Shares)	1,379	37,184
Nibe Industrier AB (B Shares)	28,909	189,983
Nordnet AB	2,973	39,293
Saab AB (B Shares)	1,545	78,738
Sagax AB	3,591	68,530
Sandvik AB	20,525	377,667
Securitas AB (B Shares)	9,597	76,122
Sinch AB (a)(c)	12,553	22,069
Skandinaviska Enskilda Banken AB (A Shares)	32,016	382,854
Skanska AB (B Shares)	7,548	124,354
SKF AB (B Shares)	7,059	117,687
SSAB AB (B Shares)	12,081	66,456
Svenska Cellulosa AB SCA (B Shares)	11,270	154,677
Svenska Handelsbanken AB (A Shares)	28,921	257,336
Sweco AB (B Shares)	3,762	35,191
Swedbank AB (A Shares)	17,245	317,734
Swedish Orphan Biovitrum AB (b)	530	10,837
Swedish Orphan Biovitrum AB (a)	4,335	88,640
Tele2 AB (B Shares)	10,462	80,130
Telia Co. AB	44,793	92,394
Thule Group AB (c)	1,935	50,812
Trelleborg AB (B Shares)	3,998	99,606
Viaplay Group AB (B Shares) (a)(b)	1,250	4,014
Vitrolife AB	1,329	17,881
Volvo AB:
(A Shares)	3,791	78,904
(B Shares)	29,720	613,684
Volvo Car AB (a)	10,460	42,546
Wallenstam AB (B Shares)	8,190	27,451
Wihlborgs Fastigheter AB	4,950	34,637
TOTAL SWEDEN		9,617,186
Switzerland - 3.7%
ABB Ltd. (Reg.)	32,180	1,148,608
Adecco SA (Reg.)	3,168	130,686
Alcon, Inc. (Switzerland)	9,404	728,814
Baloise Holdings AG	860	124,864
Compagnie Financiere Richemont SA Series A	9,829	1,197,008
DSM-Firmenich AG	3,903	330,652
Geberit AG (Reg.)	664	332,961
Givaudan SA	150	490,632
Julius Baer Group Ltd.	4,022	257,440
Kuehne & Nagel International AG	1,071	305,382
Lindt & Spruengli AG	2	219,370
Lindt & Spruengli AG (participation certificate)	20	222,647
Logitech International SA (Reg.)	3,255	225,025
Lonza Group AG	1,402	648,491
Novartis AG	45,247	4,621,015
Partners Group Holding AG	427	482,582
Schindler Holding AG (participation certificate)	768	153,541
SGS SA (Reg.)	2,865	241,069
Sika AG	2,901	738,759
Sonova Holding AG	967	229,984
Straumann Holding AG	2,190	280,404
Swatch Group AG (Bearer)	545	140,157
Swiss Life Holding AG	580	362,187
Swisscom AG	477	283,589
UBS Group AG	69,678	1,727,201
VAT Group AG (c)	508	182,588
Zurich Insurance Group Ltd.	2,834	1,300,665
TOTAL SWITZERLAND		17,106,321
Taiwan - 4.0%
Accton Technology Corp.	9,000	138,155
Acer, Inc.	56,000	63,134
Advantech Co. Ltd.	9,028	96,721
Alchip Technologies Ltd.	1,000	83,866
AP Memory Technology Corp.	3,000	35,735
ASE Technology Holding Co. Ltd.	64,000	218,580
Asia Cement Corp.	47,000	57,929
Asia Vital Components Co. Ltd.	6,000	63,877
ASMedia Technology, Inc.	1,000	35,932
ASPEED Tech, Inc.	1,000	86,189
ASUSTeK Computer, Inc.	13,000	148,008
AUO Corp.	131,600	66,917
BizLink Holding, Inc.	3,070	25,763
Catcher Technology Co. Ltd.	13,000	73,612
Cathay Financial Holding Co. Ltd.	178,897	247,153
Chailease Holding Co. Ltd.	28,935	162,565
Chang Hwa Commercial Bank	117,388	62,804
Cheng Shin Rubber Industry Co. Ltd.	38,000	50,087
Chicony Electronics Co. Ltd.	12,010	43,045
China Airlines Ltd.	54,000	35,543
China Development Financial Ho (a)	316,000	115,583
China Petrochemical Development Corp. (a)	65,479	19,047
China Steel Corp.	237,000	185,562
Chipbond Technology Corp.	11,000	23,280
Chroma ATE, Inc.	8,000	68,643
Chung Hsin Electric & Machinery Manufacturing Corp.	7,000	23,351
Chung Hung Steel Co. Ltd.	14,000	9,801
Chunghwa Telecom Co. Ltd.	71,000	255,339
Compal Electronics, Inc.	78,000	74,367
Compeq Manufacturing Co. Ltd.	19,000	31,247
CTBC Financial Holding Co. Ltd.	368,000	279,749
Delta Electronics, Inc.	36,000	362,786
E Ink Holdings, Inc.	17,000	94,843
E.SUN Financial Holdings Co. Ltd.	293,825	221,002
ECLAT Textile Co. Ltd.	4,000	60,390
Elan Microelectronics Corp.	5,000	20,705
Elite Material Co. Ltd.	6,000	79,839
Elite Semiconductor Memory Technology, Inc.	5,000	12,044
eMemory Technology, Inc.	1,000	62,818
ENNOSTAR, Inc. (a)	11,500	15,665
EVA Airways Corp.	47,562	43,902
Evergreen Marine Corp. (Taiwan)	18,670	67,179
Far Eastern International Bank	66,833	24,150
Far Eastern New Century Corp.	71,000	63,356
Far EasTone Telecommunications Co. Ltd.	30,000	67,608
Faraday Technology Corp.	4,000	38,073
Feng Tay Enterprise Co. Ltd.	11,020	62,580
First Financial Holding Co. Ltd.	206,027	169,633
Fitipower Integrated Technology, Inc.	1,950	16,792
FLEXium Interconnect, Inc.	5,000	13,654
Formosa Chemicals & Fibre Corp.	76,000	144,899
Formosa Petrochemical Corp.	32,000	79,938
Formosa Plastics Corp.	81,000	200,346
Foxconn Technology Co. Ltd.	19,000	34,012
Fubon Financial Holding Co. Ltd.	155,987	293,840
Genius Electronic Optical Co. Ltd.	2,000	22,872
Giant Manufacturing Co. Ltd.	6,181	34,148
Gigabyte Technology Co. Ltd.	9,000	79,151
Global Unichip Corp.	1,000	42,605
GlobalWafers Co. Ltd.	4,000	56,426
Great Wall Enterprise Co. Ltd.	13,945	23,257
HannStar Display Corp. (a)	43,000	15,480
Highwealth Construction Corp.	30,088	36,803
Himax Technologies, Inc. sponsored ADR (b)	2,359	13,777
HIWIN Technologies Corp.	5,479	34,625
Hon Hai Precision Industry Co. Ltd. (Foxconn)	226,600	730,781
Hotai Motor Co. Ltd.	7,120	144,777
HTC Corp. (a)	13,000	19,452
Hua Nan Financial Holdings Co. Ltd.	191,013	121,444
IBF Financial Holdings Co. Ltd. (a)	54,037	19,525
Innolux Corp.	172,558	70,419
International Games Systems Co. Ltd.	2,000	40,488
Inventec Corp.	59,000	89,999
King Yuan Electronics Co. Ltd.	21,000	49,551
King's Town Bank Co. Ltd.	17,000	19,551
Kinsus Interconnect Technology Corp.	5,000	16,860
Largan Precision Co. Ltd.	2,000	132,569
Lien Hwa Industrial Corp.	19,044	36,855
Lite-On Technology Corp.	42,000	158,653
Lotes Co. Ltd.	2,045	52,289
Macronix International Co. Ltd.	32,060	31,453
Makalot Industrial Co. Ltd.	3,203	33,376
MediaTek, Inc.	30,000	686,258
Mega Financial Holding Co. Ltd.	208,641	244,029
Merida Industry Co. Ltd.	4,000	21,688
Micro-Star International Co. Ltd.	13,000	66,171
momo.com, Inc.	1,716	26,821
Nan Ya Plastics Corp.	106,000	218,799
Nan Ya Printed Circuit Board Corp.	4,000	33,169
Nanya Technology Corp.	21,000	42,820
Nien Made Enterprise Co. Ltd.	4,000	38,423
Novatek Microelectronics Corp.	11,000	144,526
Oneness Biotech Co. Ltd.	5,551	30,065
Pegatron Corp.	40,000	95,014
PharmaEssentia Corp. (a)	5,000	52,113
Phison Electronics Corp.	3,000	42,518
Polaris Group (a)	6,341	15,629
Pou Chen Corp.	46,000	40,895
Powerchip Semiconductor Manufacturing Corp.	52,999	43,723
Powertech Technology, Inc.	13,000	40,937
Poya International Co. Ltd.	1,050	15,696
President Chain Store Corp.	11,000	89,471
Primax Electronics Ltd.	7,000	15,026
Qisda Corp.	30,000	41,626
Quanta Computer, Inc.	52,000	389,385
Radiant Opto-Electronics Corp.	9,000	34,310
Realtek Semiconductor Corp.	9,000	110,566
Ruentex Development Co. Ltd.	34,371	37,530
Ruentex Industries Ltd.	14,561	26,543
Shin Kong Financial Holding Co. Ltd. (a)	291,543	83,858
Silicon Motion Tech Corp. sponsored ADR (a)	606	31,058
Simplo Technology Co. Ltd.	3,000	31,203
SINBON Electronics Co. Ltd.	4,000	40,118
Sino-American Silicon Products, Inc.	10,000	48,796
Sinopac Financial Holdings Co.	232,073	125,248
Synnex Technology International Corp.	23,000	45,705
Ta Chen Stainless Pipe Co. Ltd.	36,315	41,547
Taichung Commercial Bank Co. Ltd.	68,646	31,185
Taishin Financial Holdings Co. Ltd.	232,984	129,360
Taiwan Business Bank	116,216	47,589
Taiwan Cement Corp.	124,162	128,023
Taiwan Cooperative Financial Holding Co. Ltd.	198,650	157,710
Taiwan Fertilizer Co. Ltd.	13,000	23,744
Taiwan High Speed Rail Corp.	39,000	36,223
Taiwan Mobile Co. Ltd.	32,000	93,862
Taiwan Semiconductor Manufacturing Co. Ltd.	356,000	5,808,155
Tatung Co. Ltd. (a)	38,000	52,323
TECO Electric & Machinery Co. Ltd.	29,000	46,760
The Shanghai Commercial & Savings Bank Ltd.	91,131	122,250
Tong Hsing Electronics Industries Ltd.	3,640	16,831
Tripod Technology Corp.	9,000	53,775
Tung Ho Steel Enterprise Corp.	9,370	17,640
Uni-President Enterprises Corp.	90,000	195,718
Unimicron Technology Corp.	24,000	129,557
United Integrated Services Co.	3,000	21,178
United Microelectronics Corp.	218,000	306,274
United Renewable Energy Co. Ltd.	23,248	10,634
Vanguard International Semiconductor Corp.	14,000	29,601
Voltronic Power Technology Corp.	1,000	49,274
Walsin Lihwa Corp.	46,308	52,908
Walsin Technology Corp.	6,000	19,099
Wan Hai Lines Ltd.	27,000	40,474
Win Semiconductors Corp.	7,000	28,067
Winbond Electronics Corp.	52,000	40,895
Wisdom Marine Lines Co. Ltd.	8,000	12,036
Wistron Corp.	55,058	174,455
Wiwynn Corp.	2,000	93,312
WPG Holding Co. Ltd.	25,920	48,711
Yageo Corp.	6,571	107,059
Yang Ming Marine Transport Corp.	32,000	45,113
YFY, Inc.	26,000	26,253
Yuanta Financial Holding Co. Ltd.	237,870	184,881
Yulon Finance Corp.	5,233	29,822
Yulon Motor Co. Ltd.	12,560	32,374
Zhen Ding Technology Holding Ltd.	12,000	36,656
TOTAL TAIWAN		18,829,889
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	3,700	23,070
Advanced Information Service PCL NVDR	16,600	103,502
Airports of Thailand PCL:
(For. Reg.) (a)	15,700	29,947
NVDR (a)	65,700	125,318
Asset World Corp. PCL NVDR	148,100	15,795
B. Grimm Power PCL:
(For. Reg.)	2,800	2,201
NVDR	14,700	11,557
Bangkok Bank PCL NVDR	11,000	50,386
Bangkok Chain Hospital PCL NVDR	24,400	13,145
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	861
NVDR	20,600	5,915
Bangkok Dusit Medical Services PCL NVDR	73,200	53,548
Bangkok Expressway and Metro PCL:
(For. Reg.)	53,200	12,075
NVDR	86,600	19,656
Banpu PCL NVDR	64,600	14,133
Berli Jucker PCL:
(For. Reg.)	2,100	1,766
NVDR	16,700	14,043
BTS Group Holdings PCL NVDR	115,300	23,648
Bumrungrad Hospital PCL:
(For. Reg.)	500	3,664
NVDR	6,800	49,837
Carabao Group PCL:
(For. Reg.)	1,900	4,261
NVDR	6,400	14,352
Central Pattana PCL NVDR	25,700	44,453
Central Plaza Hotel PCL NVDR (a)	10,600	13,624
Central Retail Corp. PCL:
(For. Reg.)	8,741	9,263
NVDR	47,700	50,547
Charoen Pokphand Foods PCL NVDR	65,200	36,908
Chularat Hospital PCL NVDR unit	86,400	7,703
Com7 PCL NVDR	11,600	9,913
CP ALL PCL:
(For. Reg.)	11,600	19,192
NVDR	71,600	118,460
Delta Electronics PCL NVDR	84,500	191,218
Electricity Generating PCL:
(For. Reg.)	400	1,324
NVDR	4,100	13,567
Energy Absolute PCL:
(For. Reg.)	7,600	10,600
NVDR	26,500	36,959
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	2,014
NVDR	12,200	14,930
Gulf Energy Development PCL:
(For. Reg.)	22,200	27,623
NVDR	79,700	99,169
Gunkul Engineering PCL NVDR	69,900	5,964
Hana Microelectronics PCL NVDR	11,400	18,549
Home Product Center PCL:
(For. Reg.)	9,000	3,077
NVDR	68,000	23,245
Indorama Ventures PCL NVDR	36,600	26,023
Intouch Holdings PCL NVDR	21,600	43,563
IRPC PCL:
(For. Reg.)	44,000	2,479
NVDR	151,400	8,529
Jaymart Group Holdings PCL NVDR	10,000	6,235
JMT Network Services PCL:
NVDR	13,376	17,466
warrants (a)	432	35
Kasikornbank PCL NVDR	21,400	73,738
KCE Electronics PCL NVDR	11,100	16,771
Kiatnakin Bank PCL:
warrants 3/17/24 (a)	158	3
warrants 3/17/24 (a)	342	5
warrants 3/17/26 (a)	158	13
warrants 3/17/26 (a)	342	28
(For. Reg.)	1,900	2,871
NVDR	5,600	8,461
Krung Thai Bank PCL:
(For. Reg.)	9,800	5,092
NVDR	57,500	29,876
Krungthai Card PCL:
(For. Reg.)	3,600	4,332
NVDR	15,300	18,410
Land & House PCL NVDR	68,000	14,505
Minor International PCL:
(For. Reg.)	4,710	4,025
NVDR	45,238	38,660
Muangthai Leasing PCL NVDR	13,000	12,798
Ngern Tid Lor PCL NVDR	20,051	11,405
Osotspa PCL:
(For. Reg.)	2,100	1,436
NVDR	24,200	16,545
PTT Exploration and Production PCL:
(For. Reg.)	10,300	48,166
NVDR	16,800	78,562
PTT Global Chemical PCL NVDR	31,100	29,342
PTT Oil & Retail Business PCL NVDR	57,100	29,200
PTT PCL:
(For. Reg.)	22,700	20,796
NVDR	139,900	128,164
Ratch Group PCL NVDR unit	11,200	9,648
SCB X PCL:
(For. Reg.)	3,250	9,110
NVDR	12,300	34,477
SCG Packaging PCL NVDR	21,500	22,489
Siam Cement PCL:
(For. Reg.)	1,500	12,347
NVDR	4,400	36,218
Siam Global House PCL NVDR	37,540	17,247
Sri Trang Agro-Industry PCL NVDR	12,100	4,864
Sri Trang Gloves Thailand PCL NVDR	20,200	3,673
Srisawad Corp. PCL NVDR	12,300	14,380
Thai Beverage PCL	158,000	66,459
Thai Life Insurance PCL	39,000	13,865
Thai Life Insurance PCL NVDR	1,300	462
Thai Oil PCL:
(For. Reg.)	3,254	4,494
NVDR	13,222	18,260
Thai Union Frozen Products PCL:
(For. Reg.)	2,200	872
NVDR	39,200	15,544
Thanachart Capital PCL:
(For. Reg.)	1,800	2,461
NVDR	9,000	12,306
Thonburi Healthcare Group PCL NVDR	6,700	11,955
TISCO Financial Group PCL:
(For. Reg.)	2,000	5,401
NVDR	5,200	14,043
TMBThanachart Bank PCL:
(For. Reg.)	271,572	12,774
NVDR	601,356	28,286
True Corp. PCL	57,977	11,257
True Corp. PCL NVDR	208,703	40,522
VGI PCL:
warrants 5/23/27 (a)	9,690	34
(For. Reg.)	23,090	1,490
NVDR	45,900	2,962
warrants (For. Reg.) (a)	9,600	34
WHA Corp. PCL NVDR	136,100	19,540
TOTAL THAILAND		2,495,990
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	2,440	19,284
Akbank TAS	58,477	71,362
Aksa Akrilik Kimya Sanayii	2,030	7,604
Aksa Enerji Uretim A/S	4,147	6,222
Alarko Holding AS	2,905	13,117
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,801	14,653
Arcelik A/S	3,385	20,123
Aselsan A/S	23,742	35,329
Bera Holding A/S	10,214	6,370
Bim Birlesik Magazalar A/S JSC	8,392	84,078
Coca-Cola Icecek Sanayi A/S	1,455	20,945
Dogan Sirketler Grubu Holding A/S	17,667	8,608
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	38,762	11,423
Enerjisa Enerji A/S (c)	3,796	7,165
Enka Insaat ve Sanayi A/S	32,961	41,859
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	25,008	40,606
Ford Otomotiv Sanayi A/S	1,305	40,218
Haci Omer Sabanci Holding A/S	24,581	53,522
Hektas Ticaret A/S (a)	18,880	18,523
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	14,750	15,891
Koc Holding A/S	20,837	111,486
Kontrolmatik Enerji Ve Muhendislik A/S	1,348	16,372
Koza Altin Isletmeleri A/S	17,847	18,733
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	2,996	7,212
Migros Turk Ticaret A/S	1,766	23,522
Nuh Cimento Sanayi A/S	965	12,600
Otokar Otomotiv ve Savunma Sanayi A.S.	600	7,985
Oyak Cimento Fabrikalari A/S (a)	6,090	17,769
Pegasus Hava Tasimaciligi A/S (a)	820	24,649
Petkim Petrokimya Holding A/S (a)	21,614	15,482
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	8,262	12,047
Sasa Polyester Sanayi A/S	18,145	32,546
Sok Marketler Ticaret A/S	6,531	13,863
TAV Havalimanlari Holding A/S (a)	3,432	15,684
Tekfen Holding A/S	2,916	5,700
Tofas Turk Otomobil Fabrikasi A/S	2,295	24,734
Turk Hava Yollari AO (a)	13,525	119,620
Turk Traktor ve Ziraat Makinalari A/S	486	15,616
Turkcell Iletisim Hizmet A/S	21,692	42,168
Turkiye Is Bankasi A/S Series C	66,705	62,621
Turkiye Petrol Rafinerileri A/S	17,278	100,195
Turkiye Sise ve Cam Fabrikalari A/S	24,087	48,010
Yapi ve Kredi Bankasi A/S	48,991	32,984
TOTAL TURKEY		1,318,500
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	55,167	129,918
Abu Dhabi Islamic Bank (a)	27,592	84,585
Abu Dhabi National Oil Co. for Distribution PJSC	53,391	54,510
ADNOC Drilling Co. PJSC	48,048	52,587
Aldar Properties PJSC	68,282	107,078
Dubai Electricity & Water Authority PJSC	169,472	118,117
Dubai Islamic Bank Pakistan Ltd. (a)	54,977	87,561
Emaar Properties PJSC	116,463	254,928
Emirates NBD Bank PJSC (a)	46,352	224,627
Emirates Telecommunications Corp.	65,576	364,921
First Abu Dhabi Bank PJSC	83,332	308,549
Multiply Group (a)	62,231	67,770
TOTAL UNITED ARAB EMIRATES		1,855,151
United Kingdom - 7.5%
3i Group PLC	18,289	462,578
Abrdn PLC	38,006	72,223
Admiral Group PLC	5,180	150,229
AngloGold Ashanti PLC	7,896	127,078
Ashtead Group PLC	8,460	516,309
Associated British Foods PLC	6,568	165,722
AstraZeneca PLC (United Kingdom)	29,172	3,934,851
Auto Trader Group PLC (c)	17,361	130,450
Aviva PLC	52,864	250,214
B&M European Value Retail SA	16,022	114,632
BAE Systems PLC	57,462	698,269
Barclays PLC	278,191	536,193
Barratt Developments PLC	18,963	102,056
Beazley PLC	12,700	85,766
Bellway PLC	2,283	63,621
Berkeley Group Holdings PLC	2,125	106,483
BP PLC	344,063	2,217,808
British American Tobacco PLC (United Kingdom)	42,089	1,323,361
British Land Co. PLC	17,301	66,894
BT Group PLC	131,270	186,910
Bunzl PLC	6,356	226,910
Burberry Group PLC	7,225	168,239
Centrica PLC	110,812	208,819
CK Hutchison Holdings Ltd.	50,500	268,109
CNH Industrial NV	18,742	228,665
Coca-Cola European Partners PLC	3,793	236,987
Compass Group PLC	33,596	817,780
ConvaTec Group PLC (c)	30,655	81,462
Croda International PLC	2,683	160,894
DCC PLC (United Kingdom)	1,908	107,295
Dechra Pharmaceuticals PLC	2,148	99,275
Derwent London PLC	2,084	48,998
Diageo PLC	43,898	1,618,437
Diploma PLC	2,531	92,766
Dowlais Group PLC	25,565	33,500
DS Smith PLC	26,044	91,230
Entain PLC	11,092	126,239
Games Workshop Group PLC	623	80,345
Halma PLC	7,095	167,808
Hargreaves Lansdown PLC	6,471	61,046
Hiscox Ltd.	6,704	82,204
Howden Joinery Group PLC	10,968	98,545
HSBC Holdings PLC (United Kingdom)	382,256	2,991,301
IG Group Holdings PLC	7,693	60,400
IMI PLC	5,202	99,520
Imperial Brands PLC	18,060	366,373
Inchcape PLC	7,876	72,888
Informa PLC	26,483	242,469
InterContinental Hotel Group PLC	3,520	260,319
Intermediate Capital Group PLC	5,555	93,735
International Consolidated Airlines Group SA CDI (a)	46,898	84,686
Intertek Group PLC	3,036	152,318
ITV PLC	67,369	58,047
J Sainsbury PLC	33,292	102,686
JD Sports Fashion PLC	46,956	85,765
Johnson Matthey PLC	3,787	75,222
Kingfisher PLC	36,930	100,251
Land Securities Group PLC	14,206	102,229
Legal & General Group PLC	112,491	305,382
Lloyds Banking Group PLC	1,267,053	680,908
London Stock Exchange Group PLC	7,142	715,814
M&G PLC	44,698	107,600
Man Group PLC	26,394	71,974
Marks & Spencer Group PLC (a)	37,072	107,018
Melrose Industries PLC	25,392	145,362
National Grid PLC	72,949	872,423
NatWest Group PLC	95,260	272,497
Next PLC	2,414	214,891
Nomad Foods Ltd. (a)	2,884	43,894
Ocado Group PLC (a)	13,690	100,286
Pearson PLC	13,454	141,950
Pennon Group PLC	5,028	35,949
Persimmon PLC	6,081	79,944
Phoenix Group Holdings PLC	16,044	94,392
Reckitt Benckiser Group PLC	13,863	977,629
RELX PLC (London Stock Exchange)	37,308	1,258,769
Rentokil Initial PLC	47,425	352,112
Rightmove PLC	15,574	106,828
Rolls-Royce Holdings PLC (a)	157,370	421,655
RS GROUP PLC	8,969	80,475
Sage Group PLC	20,665	249,360
Schroders PLC	17,392	86,408
Segro PLC	23,013	201,994
Severn Trent PLC	4,766	137,525
Smith & Nephew PLC	16,650	206,636
Smiths Group PLC	6,574	129,899
Spectris PLC	2,060	85,305
Spirax-Sarco Engineering PLC	1,386	161,090
SSE PLC	19,743	387,824
St. James's Place PLC	10,312	104,705
Standard Chartered PLC (United Kingdom)	45,778	423,371
Subsea 7 SA	4,372	60,246
Tate & Lyle PLC	7,685	64,276
Taylor Wimpey PLC	69,056	98,831
Tesco PLC	137,394	441,926
The Weir Group PLC	4,888	113,403
Tritax Big Box REIT PLC	34,520	58,881
Unilever PLC	49,487	2,447,964
Unite Group PLC	7,609	83,322
United Utilities Group PLC	12,832	148,453
Vodafone Group PLC	504,941	473,332
Whitbread PLC	3,775	159,548
WPP PLC	20,218	180,129
TOTAL UNITED KINGDOM		35,057,589
United States of America - 4.7%
Bausch Health Cos., Inc. (Canada) (a)	5,553	45,646
Brookfield Renewable Corp.	2,359	56,463
CSL Ltd.	9,083	1,463,299
CyberArk Software Ltd. (a)	773	126,594
DHT Holdings, Inc.	2,457	25,307
Experian PLC	18,255	599,364
Ferrovial SE	9,301	284,876
Fiverr International Ltd. (a)(b)	615	15,049
Flex Ltd. (a)	8,481	228,817
Globant SA (a)(b)	798	157,884
GSK PLC	75,394	1,364,164
Haleon PLC	95,511	395,902
Holcim AG	10,679	685,761
IBEX Ltd. (a)	94	1,452
ICON PLC (a)	1,542	379,718
InMode Ltd. (a)	1,317	40,116
James Hardie Industries PLC CDI (a)	8,315	218,069
JBS SA	12,800	45,964
Legend Biotech Corp. ADR (a)	1,046	70,260
Monday.com Ltd. (a)	348	55,409
Nestle SA (Reg. S)	50,268	5,690,138
Parade Technologies Ltd.	1,000	30,625
QIAGEN NV (Germany) (a)	4,345	175,803
Reliance Worldwide Corp. Ltd.	14,521	36,318
Roche Holding AG:
(Bearer)	769	226,327
(participation certificate)	12,937	3,531,815
Sanofi SA	21,617	2,321,131
Schneider Electric SA	10,749	1,771,351
Spotify Technology SA (a)	2,657	410,878
Stratasys Ltd. (a)(b)	1,077	14,658
Swiss Re Ltd.	5,440	560,551
Tenaris SA	8,683	137,156
Waste Connections, Inc. (Canada)	4,848	650,933
TOTAL UNITED STATES OF AMERICA		21,817,798
Zambia - 0.1%
First Quantum Minerals Ltd.	10,560	249,490
TOTAL COMMON STOCKS (Cost $447,876,358)		446,879,468

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	100,641	286,313
Bradespar SA (PN)	4,714	21,307
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	5,266	42,272
Companhia Energetica de Minas Gerais (CEMIG) (PN)	27,049	66,781
Gerdau SA	20,525	98,530
Itau Unibanco Holding SA (a)	91,100	493,148
Itausa-Investimentos Itau SA (PN)	97,996	176,436
Metalurgica Gerdau SA (PN)	12,700	28,171
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	87,900	605,755
TOTAL BRAZIL		1,818,713
Chile - 0.0%
Embotelladora Andina SA Class B	6,945	15,623
Sociedad Quimica y Minera de Chile SA (PN-B)	2,691	160,046
TOTAL CHILE		175,669
Colombia - 0.0%
Bancolombia SA (PN)	8,380	55,620
Germany - 0.2%
Henkel AG & Co. KGaA	3,233	230,584
Porsche Automobil Holding SE (Germany)	2,902	142,748
Sartorius AG (non-vtg.)	507	172,493
Volkswagen AG	3,462	397,782
TOTAL GERMANY		943,607
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	422	32,730
Hyundai Motor Co. Ltd. Series 2	707	55,294
LG Chemical Ltd.	162	37,186
Samsung Electronics Co. Ltd.	15,632	628,308
TOTAL KOREA (SOUTH)		753,518
Russia - 0.0%
AK Transneft OAO (d)	24	6,715
Sberbank of Russia (Russia) (d)	15,430	92
Surgutneftegas OJSC (d)	105,000	1,761
TOTAL RUSSIA		8,568
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,213,864)		3,755,695

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $587,288)	600,000	587,350

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	13,921,355	13,924,139
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	4,583,355	4,583,813
TOTAL MONEY MARKET FUNDS (Cost $18,507,952)		18,507,952

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $471,185,462)	469,730,465
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,584,906)
NET ASSETS - 100.0%	468,145,559

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	105	Dec 2023	10,717,875	(295,500)	(295,500)
ICE MSCI Emerging Markets Index Contracts (United States)	99	Dec 2023	4,729,725	(123,262)	(123,262)
TME S&P/TSX 60 Index Contracts (Canada)	7	Dec 2023	1,212,457	(31,632)	(31,632)

TOTAL FUTURES CONTRACTS					(450,394)
The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,389,223 or 1.8% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $518,826.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,971,404	95,158,372	90,205,637	542,137	-	-	13,924,139	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,289,907	36,488,937	36,195,031	40,176	-	-	4,583,813	0.0%
Total	13,261,311	131,647,309	126,400,668	582,313	-	-	18,507,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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